UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
 INVESTMENT COMPANIES

Investment Company Act File Number 811-22363

Oppenheimer SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

6803 S. TucsonWay
Centennial, CO 80112-3924
 (Address of principal executive offices) (Zip Code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, NY 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

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OPPENHEIMER

STEELPATH MLP SELECT 40 FUND

SEMIANNUAL REPORT 5.31.2013

Fund Performance Discussion	3
Top Holdings and Allocations	6
Share Class Performance	7
Fund Expenses	9
Statement of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	22
Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments	36
Trustees and Officers	37
Privacy Policy Notice	38

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/13

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Lipper Equity Income Funds Index	Alerian MLP Index	S&P 500 Index
6-Month	12.76%	6.28%	15.89%	14.68%	16.43%
1-Year	22.15	15.14	26.93	28.61	27.28
Since Inception (3/31/10)	12.11	10.04	12.51	19.82	13.47

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614.

2	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

Fund Performance Discussion

We thank you for investing with Oppenheimer SteelPath MLP Funds. Our current fiscal year ends on November 30, 2013 and we would like to share our thoughts on the latest semi-annual period (from December 1, 2012 to May 31, 2013).

Over the six-month reporting period, the Master Limited Partnership (“MLP”) sector, as measured by the Alerian MLP Index (AMZ), underperformed the broader markets as measured by the S&P 500 Index. Notably, MLPs underperformed in the first of those months, December 2012, by approximately 400 basis points (bps) as it appears typical year-end tax loss selling may have also been combined with selling from investors looking to capture gains ahead of potential 2013 tax changes. Such personal income tax management seems often to impact MLPs more than the broader markets perhaps owing to the fact that the MLP investor base remains dominated by individual investors.

The December weakness was offset by a January rally of 11.9%. Over the 2012 calendar year, MLPs underperformed the broader markets by 14.7% and so the January rally appears to have largely reflected a bounce from this weakness. For context, since the inception of the AMZ, the January rally was second only to the 13.9% gain in January 2009 when the sector bounced from an over-sold condition in the wake of the financial crisis.

Following the January rally, the sector generally traded in line with the broader markets until underperforming in the last month of the period, May 2013, when fears of rising interest rates appeared to spark profit taking. While MLPs lost 2.9% in May versus a broader market gain of 2.0%, the sector provided greater stability than other yielding equities such as REITs, which lost 6.1%, and Utilities, which lost 10.0% over the month.

MLP public equity issuance over the six-month reporting period ended May 31, 2013, totaled $12.1 billion versus the $8.9 billion issued over the same period in the previous year. Potentially, this large equity issuance calendar may have contributed to the sector’s modest underperformance versus the broader markets. However, when considering only midstream, or infrastructure businesses, the public equity issuance total is reduced to $8.7 billion suggesting a better supply/demand fundamental for the midstream MLP subsectors.

MLPs, as measured by the AMZ, provided a simple return1 of 11.5% for the six-month period ended May 31, 2013 versus the 15.2% simple return provided by the S&P 500 Index. The performance comparison improved on a total return basis, after distributions or dividends paid are included. Over the same period, MLPs provided a 14.7% total return versus the 16.4% total return provided by the S&P 500 Index.

1
Simple return reflects Index performance without including the impact of distributions/dividends. A simple return is also referred to as price return or price appreciation. Total return reflects Index performance including the impact of distributions/dividends.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	3

Macro Review

Each of the midstream-MLP subsectors provided strong average price performance for the six-month reporting period, albeit with large variations across individual names. However, those subsectors providing the best price performance continued to be those most clearly benefiting from the U.S. energy renaissance in the production of crude oil. In particular, the petroleum product and crude oil pipeline subsectors once again led performance across the MLP space.

The worst performing subsectors for the period were those subsectors that generally carry greater exposure to commodity prices. Specifically, two non-midstream MLP subsectors, coal and exploration and production (E&P) MLPs, provided weak returns for the period. Weakness within the coal subsector likely reflects continued market concern on the outlook for coal pricing in the face of abundant and cheap natural gas as a competing electric generating fuel and the potential for even greater regulatory pressure on the use of coal. E&P MLPs may have suffered from a tempering of expectations for crude oil pricing in the face of global economic growth that remains tame while crude production trends continue to improve. Also among the weakest subsectors for the period were the large-cap diversified MLPs. Weakness within this subsector appeared primarily related to depressed natural gas liquids (NGL) pricing which resulted in some disappointing guidance revisions and a market shift toward greater growth prospects that can generally be found in some of the smaller cap names.

Fund Review

Key contributors to the Oppenheimer SteelPath MLP Select 40 Fund were Genesis Energy, LP (GEL) and Buckeye Partners, LP (BPL).

GEL appeared to finally catch the attention of investors with another strong quarter of performance and a top tier distribution growth profile supported by ample cash flow coverage. The partnership has created a diverse and strategically well positioned footprint of crude oil handling and transportation assets and we believe is well positioned to continue to benefit from the macro trend of robust domestic crude oil production growth.

BPL’s units performed well following strong fourth quarter 2012 and first quarter 2013 earnings results and a partial resolution to outstanding FERC proceedings. We continue to believe the partnership presents an attractive value proposition as market sentiment appeared to overreact to a phase of slow growth stemming from the maturation of a heavy capital spending program and the FERC review.

Key detractors to the Oppenheimer SteelPath MLP Select 40 Fund were ONEOK Partners, L.P. (OKS) and EV Energy Partners, L.P. (EVEP).

4	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

OKS’s unit prices experienced some volatility as natural gas liquids (NGL) price weakness resulted in disappointing guidance revisions for the coming year. However, the partnership’s large slate of fee-based organic growth projects are expected to significantly lower its exposure to commodity price changes post completion. Given the stability of projects under development, the partnership is looking for robust distribution growth of 8-12% per year for 2012-15.

EVEP’s portfolio weighting was only 0.8% entering the fiscal year and so its performance has only a minimal impact on the portfolio. However, delays in monetizing the partnership’s Utica properties resulted in underperformance over the period.

Outlook

Though crude oil and NGL prices may disappoint the market in 2013, as production success could continue to outpace the logistical and industrial changes needed to spur demand, we remain confident in our outlook for midstream MLPs. We note both crude oil and NGL pricing could fall substantially while still supporting robust producer activity and volume growth to the benefit of energy infrastructure operators.

The opportunity set created by the macro trend of dramatic growth in domestic crude oil, natural gas, and NGL production volumes is widespread, robust and long-term in nature. We prefer to seek exposure to these dynamics through names with fee or fee-like exposure to this volume growth versus commodity price exposure as we believe such entities offer the most attractive risk-to-reward opportunity within the sector.

Sincerely,

The OFI SteelPath Investment Committee

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	5

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP HOLDINGS

Enterprise Products Partners LP	4.79%
Access Midstream Partners LP	4.75%
Genesis Energy LP	4.53%
Buckeye Partners LP	4.53%
Energy Transfer Equity LP	4.18%
El Paso Pipeline Partners LP	4.09%
Plains All American Pipeline LP	3.94%
Energy Transfer Partners LP	3.76%
Magellan Midstream Partners LP	3.45%
Williams Partners LP	3.25%

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and are based on the total market value of Investments.

6	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPFX)	3/31/10	12.76%	22.15%	12.11%
Class C (MLPEX)	7/14/11	12.32%	21.34%	10.65%
Class Y (MLPTX) *	3/31/10	12.82%	22.37%	12.43%
Class W (MLPYX) *	3/31/10	12.82%	22.37%	12.43%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPFX)	3/31/10	6.28%	15.14%	10.04%
Class C (MLPEX)	7/14/11	11.32%	20.34%	10.65%
Class Y (MLPTX) *	3/31/10	12.82%	22.37%	12.43%
Class W (MLPYX) *	3/31/10	12.82%	22.37%	12.43%

*	Effective June 28, 2013, Class I shares were renamed Class Y shares and Class Y shares were renamed Class W shares. See Note 6 of the Notes to Financial Statements for additional information.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y or W shares. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the Lipper Equity Income Funds Index, the S&P 500 Index and the Alerian MLP Index. The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. The S&P 500 Index is an index of large-capitalization equity securities that is a measure of the general domestic stock market. The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a price-return

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	7

basis (AMZ). The Fund has changed its broad-based benchmark Index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes a more appropriate measure of the Fund’s performance. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OFI SteelPath, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting steelpath.com, or calling 1.888.614.6614. Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $24.00 fee imposed annually on accounts valued at less than $10,000 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	9

Actual	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During 6 Months Ended May 31, 2013
Class A	$1,000.00	$1,127.60	$5.84
Class C	1,000.00	1,123.20	9.80
Class Y *	1,000.00	1,128.20	4.51
Class W *	1,000.00	1,128.20	4.51

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.51	5.54
Class C	1,000.00	1,015.77	9.30
Class Y *	1,000.00	1,020.76	4.28
Class W *	1,000.00	1,020.76	4.28

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds and deferred tax benefit/(expense), based on the 6-month period ended May 31, 2013 are as follows:

Class	Expense Ratios
Class A	1.10%
Class C	1.85
Class Y *	0.85
Class W *	0.85

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

*	Effective June 28, 2013, Class I shares were renamed Class Y shares and Class Y shares were renamed Class W shares. See Note 6 of the Notes to Financial Statements for additional information.

10	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF INVESTMENTS May 31, 2013 / Unaudited

Description	Shares	Value
Master Limited Partnership Shares — 101.8%
Coal — 3.2%
Alliance Holdings GP LP	312,926	$19,942,774
Alliance Resource Partners LP	314,905	22,761,333
PVR Partners LP	451,750	11,637,080
Total Coal		54,341,187

Diversified — 10.6%
Enterprise Products Partners LP	1,366,125	81,134,164
ONEOK Partners LP	826,396	42,774,257
Williams Partners LP	1,102,899	55,023,631
Total Diversified		178,932,052

Exploration & Production — 0.6%
EV Energy Partners LP	144,543	5,501,307
Linn Energy LLC	141,897	4,668,411
Total Exploration & Production		10,169,718

Gathering/Processing — 22.3%
Access Midstream Partners LP	1,869,896	80,442,926
Compressco Partners LP	375,880	7,337,178
Crosstex Energy LP	696,675	13,417,960
DCP Midstream Partners LP	900,047	43,022,247
Exterran Partners LP	1,067,585	29,582,780
MarkWest Energy Partners LP	786,105	51,757,153
Regency Energy Partners LP	1,609,014	41,255,119
Summit Midstream Partners LP	724,522	22,583,351
Targa Resources Partners LP	685,350	31,875,628

Description	Shares	Value
Gathering/Processing — 22.3% (Continued)
Western Gas Equity Partners LP	120,331	$4,502,786
Western Gas Partners LP	886,389	52,146,265
Total Gathering/Processing		377,923,393

Natural Gas Pipelines — 20.2%
Boardwalk Pipeline Partners LP	1,187,307	35,144,287
El Paso Pipeline Partners LP	1,684,286	69,207,312
Energy Transfer Equity LP	1,238,832	70,811,637
Energy Transfer Partners LP	1,309,266	63,643,420
EQT Midstream Partners LP	179,532	8,771,934
Inergy Midstream LP	521,897	11,737,464
Spectra Energy Partners LP	1,324,535	47,166,691
TC Pipelines LP	826,732	36,020,713
Total Natural Gas Pipelines		342,503,458

Petroleum Transportation — 38.4%
Buckeye Partners LP	1,159,700	76,702,558
Delek Logistics Partners LP	237,167	8,137,200
Enbridge Energy Partners LP	1,545,615	45,611,099
Genesis Energy LP	1,529,490	76,703,923
Global Partners LP	1,065,654	35,070,673
Holly Energy Partners LP	1,402,578	50,436,705
Magellan Midstream Partners LP	1,124,303	58,452,513
Martin Midstream Partners LP	341,886	14,037,839
MPLX LP	186,725	6,933,099

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	11

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Description	Shares	Value
Petroleum Transportation — 38.4% (Continued)
NuStar Energy LP	1,076,839	$50,169,929
NuStar GP Holdings LLC	1,120,039	30,823,473
Oiltanking Partners LP	574,494	28,437,453
Plains All American Pipeline LP	1,188,121	66,748,638
Sunoco Logistics Partners LP	905,738	54,833,378
Tesoro Logistics LP	583,200	36,181,728
Transmontaigne Partners LP	250,742	10,528,657
Total Petroleum Transportation		649,808,865

Shipping — 6.5%
Golar LNG Partners LP	1,137,946	37,916,361
Seadrill Partners LLC	197,991	5,702,141
Teekay LNG Partners LP	1,223,014	52,467,300
Teekay Offshore Partners LP	401,583	13,023,337
Total Shipping		109,109,139

Total Master Limited Partnership Shares
(identified cost $1,288,455,364)		1,722,787,812

Description	Shares	Value
Short-Term Investments — 6.4%
Money Market — 6.4%
Fidelity Treasury Portfolio, 0.010% 1
(identified cost $108,719,332)	108,719,332	$108,719,332

Total Investments — 108.2%
(identified cost $1,397,174,696)		1,831,507,144
Liabilities In Excess of Other Assets — (8.2)%		(138,964,173)
Net Assets — 100.0%		$1,692,542,971

12	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

LLC — Limited Liability Company

LP — Limited Partnership

1.	Variable rate security; the coupon rate represents the rate at May 31, 2013.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	13

STATEMENT OF ASSETS AND LIABILITIES May 31, 2013 / Unaudited

Assets
Investment securities:
At acquisition cost	$1,397,174,696
At fair value	$1,831,507,144
Deferred tax asset	46,875,464
Dividends receivable	852
Receivable for capital stock sold	13,351,686
Prepaid expenses	440,160
Total assets	1,892,175,306

Liabilities
Payable for capital stock redeemed	4,088,961
Payable for investments purchased	364,762
Deferred tax liability	193,729,427
Payable to Advisor	1,045,835
Payable for 12b-1 fees, Class A	81,192
Payable for 12b-1 fees, Class C	128,924
Other liabilities	193,234
Total liabilities	199,632,335

Net Assets	$1,692,542,971

Composition of Net Assets
Par value of shares of beneficial interest	$144,067
Additional paid-in capital	1,442,350,265
Undistributed net investment loss, net of deferred taxes	(11,190,119)
Accumulated undistributed net realized losses on investments, net of deferred taxes	(12,302,264)
Net unrealized appreciation on investments, net of deferred taxes	273,541,022
Net Assets	$1,692,542,971

Net Asset Value, Offering Price and Redemption Proceeds Per Share ($0.001 Par Value, Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share	$11.67
Offering price per share	$12.38
Class C Shares:
Net asset value, offering price and redemption proceeds per share	$11.59
Class Y Shares: *
Net asset value, offering price and redemption proceeds per share	$11.79
Class W Shares: *
Net asset value, offering price and redemption proceeds per share	$11.79

See accompanying Notes to Financial Statements.

14	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / (Continued)

Net Assets:
Class A shares	$418,341,530
Class C shares	111,608,568
Class Y shares *	1,097,329,585
Class W shares *	65,263,288
Total Net Assets	$1,692,542,971

Shares Outstanding:
Class A shares	35,859,361
Class C shares	9,632,914
Class Y shares *	93,040,377
Class W shares *	5,533,890
Total Shares Outstanding	144,066,542

*	Effective June 28, 2013, Class I shares were renamed Class Y shares and Class Y shares were renamed Class W shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	15

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2013 / Unaudited

Investment Income
Distributions from Master Limited Partnerships	$39,033,073
Less return of capital on distributions	(39,033,073)
Dividend income	1,229,246
Total investment income	1,229,246

Expenses
Investment advisory fee	4,555,653
Administrative fees	394,353
12b-1 fees, Class A	361,192
12b-1 fees, Class C	265,568
Transfer agent fees	146,818
Registration fees	121,304
Legal, auditing, and other professional fees	91,069
Custody fees	40,570
Printing and postage	35,351
Trustees' fees	24,427
Insurance premiums	14,266
CCO fees	132
Miscellaneous	9,174
Total expenses, before recoupment and deferred taxes	6,059,877
Plus recoupment of previously waived expenses	98,748
Net expenses, before deferred taxes	6,158,625

Net investment loss, before deferred taxes	(4,929,379)
Deferred tax benefit	1,823,870
Net investment loss, net of deferred taxes	(3,105,509)

Net Realized and Unrealized Gains on Investments:
Net Realized Gains/(Losses)
Investments	—
Net Change in Unrealized Appreciation
Investments	232,757,913
Deferred tax expense	(86,120,428)
Net change in unrealized appreciation, net of deferred taxes	146,637,485

Net realized and unrealized gains on investments, net of deferred taxes	146,637,485
Change in net assets resulting from operations	$143,531,976

See accompanying Notes to Financial Statements.

16	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012
Operations
Net investment loss, net of deferred taxes	$(3,105,509)	$(4,972,867)
Net realized gains/(losses) on investments, net of deferred taxes	—	(11,070,170)
Net change in unrealized appreciation on investments, net of deferred taxes	146,637,485	80,375,086
Change in net assets resulting from operations	143,531,976	64,332,049

Distributions to Shareholders
Distributions to shareholders from return of capital:
Class A shares	(9,539,094)	(12,188,081)
Class C shares	(1,904,112)	(829,755)
Class Y shares *	(28,345,842)	(41,805,855)
Class W shares *	(2,257,408)	(4,411,514)
Change in net assets resulting from distributions to shareholders	(42,046,456)	(59,235,205)

Beneficial Interest Transactions
Class A	190,385,695	93,310,001
Class C	86,001,367	20,636,288
Class Y *	291,968,039	273,647,298
Class W *	(3,258,059)	(29,119,652)
Change in net assets resulting from capital share transactions	565,097,042	358,473,935
Change in net assets	666,582,562	363,570,779

Net Assets
Beginning of period	1,025,960,409	662,389,630
End of period	$1,692,542,971	$1,025,960,409

Undistributed net investment loss, net of deferred taxes	$(11,190,119)	$(8,084,610)

*	Effective June 28, 2013, Class I shares were renamed Class Y shares and Class Y shares were renamed Class W shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	17

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Year Ended November 30, 2011	Period Ended November 30, 2010 1
Per Share Operating Data
Net Asset Value, Beginning of Period	$10.67	$10.56	$10.74	$10.00
Loss from investment operations:
Net investment income loss 2	(0.03)	(0.07)	(0.07)	(0.03)
Return of capital 2	0.22	0.43	0.44	0.30
Net realized and unrealized gains	1.16	0.46	0.14	0.96
Total from investment operations	1.35	0.82	0.51	1.23
Distributions to shareholders:
Return of capital	(0.35)	(0.71)	(0.69)	(0.49)
Net asset value, end of period	$11.67	$10.67	$10.56	$10.74

Total Return, at Net Asset Value 3	12.76%	7.87%	4.85%	12.63%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$418,341	$207,631	$114,930	$45,575
Before recoupment/(waivers) and income tax expense 4	1.09%	1.14%	1.23%	1.45%
Expense recoupment/(waivers) 4	0.01%	(0.04%)	(0.13%)	(0.35%)
Net of recoupment/(waivers) and before income tax expense 4	1.10%	1.10%	1.10%	1.10%
Deferred tax expense 4, 5	12.96%	4.14%	1.94%	14.65%
Total expense 4	14.06%	5.24%	3.04%	15.75%

Ratio of Investment Loss to Average Net Assets: 4
Before recoupment/(waivers) and income tax expense	(0.90%)	(1.07%)	(1.23%)	(1.08%)
Expense recoupment/(waivers)	0.01%	(0.04%)	(0.13%)	(0.35%)
Net of recoupment/(waivers) and before income tax expense	(0.91%)	(1.03%)	(1.10%)	(0.73%)
Deferred tax benefit 6	0.34%	0.35%	0.41%	0.29%
Net investment loss	(0.57%)	(0.68%)	(0.69%)	(0.44%)

Portfolio Turnover Rate	0%	11%	10%	15%

1.	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

18	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

FINANCIAL HIGHLIGHTS (Continued)

Class C	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Period Ended November 30, 2011 1
Per Share Operating Data
Net Asset Value, Beginning of Period	$10.64	$10.58	$10.90
Loss from investment operations:
Net investment income loss 2	(0.06)	(0.12)	(0.05)
Return of capital 2	0.23	0.46	0.22
Net realized and unrealized gains	1.13	0.43	(0.14)
Total from investment operations	1.30	0.77	0.03
Distributions to shareholders:
Return of capital	(0.35)	(0.71)	(0.35)
Net asset value, end of period	$11.59	$10.64	$10.58

Total Return, at Net Asset Value 3	12.32%	7.36%	0.33%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$111,609	$23,372	$2,895
Before (waivers) and income tax expense 4	1.89%	2.04%	4.29%
Expense (waivers) 4	(0.04%)	(0.19%)	(2.44%)
Net of (waivers) and before income tax expense 4	1.85%	1.85%	1.85%
Deferred tax expense 4, 5	12.62%	3.88%	0.82%
Total expense 4	14.47%	5.73%	2.67%

Ratio of Investment Loss to Average Net Assets: 4
Before (waivers) and income tax expense	(1.69%)	(1.96%)	(4.29%)
Expense (waivers)	(0.04%)	(0.19%)	(2.44%)
Net of (waivers) and before income tax expense	(1.65%)	(1.77%)	(1.85%)
Deferred tax benefit 6	0.61%	0.63%	0.69%
Net investment loss	(1.04%)	(1.14%)	(1.16%)

Portfolio Turnover Rate	0%	11%	10%

1.	Shares commenced operations at the close of business July 14, 2011.
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	19

FINANCIAL HIGHLIGHTS (Continued)

Class Y 1	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Year Ended November 30, 2011	Period Ended November 30, 2010 2
Per Share Operating Data
Net Asset Value, Beginning of Period	$10.77	$10.63	$10.78	$10.00
Loss from investment operations:
Net investment income loss 3	(0.02)	(0.06)	(0.06)	(0.02)
Return of capital 3	0.21	0.44	0.43	0.30
Net realized and unrealized gains	1.18	0.47	0.17	0.99
Total from investment operations	1.37	0.85	0.54	1.27
Distributions to shareholders:
Return of capital	(0.35)	(0.71)	(0.69)	(0.49)
Net asset value, end of period	$11.79	$10.77	$10.63	$10.78

Total Return, at Net Asset Value 4	12.82%	8.11%	5.12%	13.04%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$1,097,330	$733,082	$455,321	$186,270
Before recoupment/(waivers) and income tax expense 5	0.83%	0.88%	0.97%	1.52%
Expense recoupment/(waivers) 5	0.02%	(0.03%)	(0.12%)	(0.71%)
Net of recoupment/(waivers) and before income tax expense 5	0.85%	0.85%	0.85%	0.81%
Deferred tax expense 5, 6	12.97%	4.20%	2.18%	14.52%
Total expense 5	13.82%	5.05%	3.03%	15.33%

Ratio of Investment Loss to Average Net Assets: 5
Before recoupment/(waivers) and income tax expense	(0.64%)	(0.81%)	(0.97%)	(1.19%)
Expense recoupment/(waivers)	0.02%	(0.03%)	(0.12%)	(0.71%)
Net of recoupment/(waivers) and before income tax expense	(0.66%)	(0.78%)	(0.85%)	(0.48%)
Deferred tax benefit 7	0.24%	0.26%	0.31%	0.19%
Net investment loss	(0.42%)	(0.52%)	(0.54%)	(0.29%)

Portfolio Turnover Rate	0%	11%	10%	15%

1.	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.
2.	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
3.	Per share amounts calculated based on average shares outstanding during the period.
4.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for less than full period.
6.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

20	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

FINANCIAL HIGHLIGHTS (Continued)

Class W 1	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Year Ended November 30, 2011	Period Ended November 30, 2010 2
Per Share Operating Data
Net Asset Value, Beginning of Period	$10.77	$10.62	$10.78	$10.00
Loss from investment operations:
Net investment income loss 3	(0.02)	(0.05)	(0.06)	(0.02)
Return of capital 3	0.21	0.41	0.41	0.27
Net realized and unrealized gains	1.18	0.50	0.18	1.02
Total from investment operations	1.37	0.86	0.53	1.27
Distributions to shareholders:
Return of capital	(0.35)	(0.71)	(0.69)	(0.49)
Net asset value, end of period	$11.79	$10.77	$10.62	$10.78

Total Return, at Net Asset Value 4	12.82%	8.21%	5.02%	13.04%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$65,263	$61,876	$89,244	$96,020
Before recoupment/(waivers) and income tax expense 5	0.85%	0.90%	0.97%	1.11%
Expense recoupment/(waivers) 5	0.00%	(0.05%)	(0.12%)	(0.26%)
Net of recoupment/(waivers) and before income tax expense 5	0.85%	0.85%	0.85%	0.85%
Deferred tax expense 5, 6	13.00%	4.18%	1.88%	15.06%
Total expense 5	13.85%	5.03%	2.73%	15.91%

Ratio of Investment Loss to Average Net Assets: 5
Before recoupment/(waivers) and income tax expense	(0.66%)	(0.83%)	(0.96%)	(0.76%)
Expense recoupment/(waivers)	0.00%	(0.05%)	(0.12%)	(0.26%)
Net of recoupment/(waivers) and before income tax expense	(0.66%)	(0.78%)	(0.84%)	(0.50%)
Deferred tax benefit 7	0.24%	0.26%	0.31%	0.20%
Net investment loss	(0.42%)	(0.52%)	(0.53%)	(0.30%)

Portfolio Turnover Rate	0%	11%	10%	15%

1.	Effective June 28, 2013, Class Y shares were renamed Class W shares. See Note 6 of the Notes to Financial Statements for additional information.
2.	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
3.	Per share amounts calculated based on average shares outstanding during the period.
4.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for less than full period.
6.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	21

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer SteelPath MLP Select 40 Fund (the “Fund”), a separate series of Oppenheimer SteelPath MLP Funds Trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership asset class. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”).

The Fund offers Class A, Class C, Class Y (formerly Class I shares), and Class W shares (formerly Class Y shares) for new purchase. Effective June 28, 2013, Class I shares were renamed Class Y shares and Class Y shares were renamed Class W shares. The former Class I shares are therefore referenced as Class Y shares and the former Class Y shares are referenced as Class W shares throughout this report. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y and Class W shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y or Class W shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, and C shares have separate distribution and/or service plans under which they pay fees. Class Y and Class W shares do not pay such fees.

The following is a summary of significant accounting policies consistently followed by the Fund.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be.

22	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk Under normal circumstances, the Fund intends to invest at least 90% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.  A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLPs operations.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes:

The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 2.0% for state and local tax, net of federal tax expense.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	23

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

The Fund’s income tax provision consists of the following as of May 31, 2013:

Current tax expense (benefit)
Federal	$—
State	—
Total current tax expense	$—

Deferred tax expense (benefit)
Federal	$79,739,987
State	4,556,571
Total deferred tax expense	$84,296,558

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

Amount
Application of staturory income tax rate	$79,739,987
State income taxes net of federal benefit	4,556,571
Total income tax expense (benefit)	$84,296,558

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences btween the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and

24	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2013, the Fund determined a valuation allowance was not required. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2013 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$38,530,867
Capital loss carryforward (tax basis)	8,333,623
Organization costs	10,974
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(193,729,426)
Total net deferred tax asset/(liability)	$(146,853,962)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2013, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	25

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

At May 31, 2013, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

Expiration Date
11/30/2030	$525,993
11/30/2031	11,179,881
11/30/2032	33,314,179
11/30/2033	59,117,427
Total	$104,137,480

At May 31, 2013, the Funds had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2016	$1,785,302
11/30/2017	20,738,003
11/30/2018	—
Total	$22,523,305

During the period ended May 31, 2013, the Fund utilized $913,456 of capital loss carryforwards.

At May 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$1,310,369,650
Gross Unrealized Appreciation	$531,012,142
Gross Unrealized Depreciation	(9,874,648)
Net Unrealized Appreciation (Depreciation) on Investments	$521,137,494

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal

26	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Dividends, if any, are declared and distributed quarterly for the Fund. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of the distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2014. For the six months ended May 31, 2013, the Fund distributions are expected to be comprised of 100% return of capital.

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2013, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	27

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Funds Rate plus 0.015%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

28	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Adviser, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	29

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Adviser, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Adviser’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Adviser, when determining the fair value of a security. Fair value determinations by the Adviser are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

30	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Adviser, or its third party service provider who is subject to oversight by the Adviser, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)
Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Adviser’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	31

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2013 based on valuation input level:

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Master Limited Partnership Shares*	$1,722,787,812	$—	$—	$1,722,787,812
Short Term Investments	108,719,332	—	—	108,719,332
Total Assets	$1,831,507,144	$—	$—	$1,831,507,144

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

The Fund did not hold any Level 2 or Level 3 securities during the six months ended May 31, 2013.

There have been no transfers between pricing levels for the Fund. It is the Fund’s policy to recognize transfers at the end of the reporting period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	19,579,116	$225,856,482	14,257,403	$154,256,008
Dividends and/or distributions reinvested	717,227	8,287,491	1,056,178	11,308,597
Redeemed	(3,891,295)	(43,758,278)	(6,744,059)	(72,254,604)
Net increase	16,405,048	$190,385,695	8,569,522	$93,310,001

Class C
Sold	7,461,881	$86,264,361	2,050,660	$22,034,118
Dividends and/or distributions reinvested	120,542	1,396,727	55,707	593,520
Redeemed	(146,117)	(1,659,721)	(183,301)	(1,991,350)
Net increase	7,436,306	$86,001,367	1,923,066	$20,636,288

32	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

3. Shares of Beneficial Interest (Continued)

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
	Shares	Amount	Shares	Amount
Class Y
Sold	33,808,149	$392,313,179	34,325,767	$372,088,606
Dividends and/or distributions reinvested	2,123,147	24,722,224	3,502,960	37,790,243
Redeemed	(10,939,038)	(125,067,364)	(12,632,031)	(136,231,551)
Net increase	24,992,258	$291,968,039	25,196,696	$273,647,298

Class W
Sold	1,177,673	$13,133,498	1,297,061	$14,126,950
Dividends and/or distributions reinvested	164,568	1,911,808	358,295	3,879,652
Redeemed	(1,552,080)	(18,303,365)	(4,311,082)	(47,126,254)
Net increase	(209,839)	$(3,258,059)	(2,655,726)	$(29,119,652)

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$452,426,880	$—

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and up to $5 Billion	Net Assets in Excess of $5 Billion
0.70%	0.68%	0.65%

The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2015, to the extent that a Fund’s total annual fund operating expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed a certain limit with respect to each class of the Fund. The

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	33

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

Expense Limitation Agreement has the effect of capping the Select 40 Fund’s class A, C, Y, and W share classes at 1.10%, 1.85%, 0.85%,and 0.85% respectively. The Fund’s net expenses will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s net expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2015 with the approval of the Trust’s Board of Trustees.

The following table represents amounts eligible for recovery at May 31, 2013:

Eligible expense recoupment expiring:
November 30, 2013	$175,928
November 30, 2014	570,608
November 30, 2015	322,719

During the period ended May 31, 2013, the Advisor recognized the following recoupment of expenses.

Eligible expense recouped:
May 31, 2013	$98,748

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

34	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plans for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If the Class C plan is terminated by the Fund or by the shareholders, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
May 31, 2013	$—	$4,585

6. Subsequent Event

Share Class Changes. Effective June 28, 2013, Class I shares were renamed Class Y shares. Class Y shares are sold at the net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans among others. Also, Class Y shares were renamed Class W shares. Class W shares are sold at net asset value per share without a sales charge. Class W shares are available for purchase only if you are the client of a high-net worth advisor that has an arrangement with the Fund. In all other respects, Class W shares are the same as Class Y shares. Class W shares will no longer be offered for purchase after August 30, 2013. Effective at the close of business June 28, 2013, the Fund began offering newly created Class I shares, which are only available to eligible institutional investors.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	35

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614 (ii) on the Fund’s website at steelpath.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

OPPENHEIMER STEELPATH MLP SELECT 40 FUND

Trustees and Officers	Sam Freedman, Trustee, Chairman of the Board of Trustees
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Stuart Cartner, Vice President
Gabriel Hammond, Vice President
Brian Watson, Vice President
Sean Wells, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Administrator/Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.

Legal Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OFI SteelPath, Inc. All rights reserved.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	37

PRIVACY POLICY NOTICE

As a customer of OFI SteelPath, Inc., or one of its affiliates, you may share with us non-public, personal information that we may use to provide products or services to you or your business. We are committed to protecting the confidentiality of any non-public, personal information that we collect.

This document summarizes the actions we have taken to ensure the privacy of the information you provide. We encourage you to read this document carefully and to contact us if you have any questions.

Collection of Information

OFI SteelPath, Inc., collects personal information so that we may offer the highest quality products and services. The information we gather and the extent to which we use it will vary depending on the product or service involved. We collect information that helps serve your financial needs; provide high levels of customer service; develop and offer new products or services for our customers; and fulfill legal and regulatory requirements. This information may include, but is not limited to, name, age, address, Social Security number, annual income, and relevant third-party reports.

Safeguards to Protect Your Personal Information

OFI SteelPath, Inc., has implemented security standards and processes—including physical, electronic and procedural safeguards—intended to protect the non-public, personal information our customers have entrusted to us.

OFI SteelPath, Inc., limits access to non-public, personal information to employees, registered representatives or agents who need information to provide our customers with products or services. These individuals are trained to respect the confidentiality of your information and expected to protect this information from inappropriate access, disclosure, and modification.

Disclosure of Information

OFI SteelPath, Inc., may disclose non-public, personal information you provide, as required to conduct our business and as permitted or required by law. We may share your information with regulatory or law enforcement agencies, reinsurers and others, as permitted or required by law.

OFI SteelPath, Inc., reserves the right to share or exchange non-public, personal information with companies engaged to work with us, such as third-party administrators and vendors hired to effect, administer or enforce a transaction that you request or authorize; to develop or maintain software; to perform market research; or to provide us with demographic information to develop marketing plans. We require these companies to maintain the confidentiality of customer information and use it only for the purpose for which it was provided.

38	OPPENHEIMER STEELPATH MLP SELECT 40 FUND

PRIVACY POLICY NOTICE (Continued)

OFI SteelPath, Inc., does not however, sell or share customer information with outside parties who want to market their products to you. We will not share non-public, personal information with third-party financial services entities, such as banks, credit unions, credit union service corporations, insurance companies, or securities broker-dealers, for purposes of joint marketing unless you direct us to, or unless we notify you first.

Further Information

If you have questions about our privacy policy, or if you would like to request information we have on file, please write to us at our primary office, OFI SteelPath, Inc. Two World Financial Center, New York, NY 10281-1008. Please provide your complete name and address. For more detailed information about our privacy policy, please email us at privacy@SteelPath.com or call at 303-738-3200.

Our Commitment to Privacy

In the financial services business, lasting relationships are built upon mutual respect and trust. With that in mind, we will review and revise our privacy policy and procedures at minimum once per year. If any provision of our privacy policy is found to be non-compliant, then that provision will be modified to reflect the appropriate state or federal requirement. If any modifications are made, all remaining provisions of this privacy policy will remain in effect. While our policy may change from time to time, you can always review our current policy online at www.SteelPath.com/privacypolicy.html.

OPPENHEIMER STEELPATH MLP SELECT 40 FUND	39

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

P.O. Box 2175
Milwaukee, WI 53201
Toll Free **888.614.6614**
steelpath.com

The SteelPath funds are distributed by OppenheimerFunds Distributor, Inc.
© 2013 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1383.001.0513 July 22, 2013

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

OPPENHEIMER

STEELPATH MLP ALPHA FUND

SEMIANNUAL REPORT 5.31.2013

Fund Performance Discussion	3
Top Holdings and Allocations	6
Share Class Performance	7
Fund Expenses	9
Statement of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	20
Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments	33
Trustees and Officers	34
Privacy Policy Notice	35

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/13

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Lipper Equity Income Funds Index	Alerian MLP Index	S&P 500 Index
6-Month	11.78%	5.38%	15.89%	14.68%	16.43%
1-Year	22.07	15.02	26.93	28.61	27.28
Since Inception (3/31/10)	11.84	9.76	12.51	19.82	13.47

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614.

2	OPPENHEIMER STEELPATH MLP ALPHA FUND

Fund Performance Discussion

We thank you for investing with Oppenheimer SteelPath MLP Funds. Our current fiscal year ends on November 30, 2013 and we would like to share our thoughts on the latest semi-annual period (from December 1, 2012 to May 31, 2013).

Over the six-month reporting period, the Master Limited Partnership (“MLP”) sector, as measured by the Alerian MLP Index (AMZ), underperformed the broader markets, as measured by the S&P 500 Index. Notably, MLPs underperformed in the first of those months, December 2012, by approximately 400 basis points (bps) as it appears typical year-end tax loss selling may have also been combined with selling from investors looking to capture gains ahead of potential 2013 tax changes. Such personal income tax management seems often to impact MLPs more than the broader markets perhaps owing to the fact that the MLP investor base remains dominated by individual investors.

The December weakness was offset by a January rally of 11.9%. Over the 2012 calendar year, MLPs underperformed the broader markets by 14.7% and so the January rally appears to have largely reflected a bounce from this weakness. For context, since the inception of the AMZ, the January rally was second only to the 13.9% gain in January 2009 when the sector bounced from an over-sold condition in the wake of the financial crisis.

Following the January rally, the sector generally traded in line with the broader markets until underperforming in the last month of the period, May 2013, when fears of rising interest rates appeared to spark profit taking. While MLPs lost 2.9% in May versus a broader market gain of 2.0%, the sector provided greater stability than other yielding equities such as REITs, which lost 6.1%, and Utilities, which lost 10.0% over the month.

MLP public equity issuance over the six-month reporting period ended May 31, 2013, totaled $12.1 billion versus the $8.9 billion issued over the same period in the previous year. Potentially, this large equity issuance calendar may have contributed to the sector’s modest underperformance versus the broader markets. However, when considering only midstream, or infrastructure businesses, the public equity issuance total is reduced to $8.7 billion suggesting a better supply/demand fundamental for the midstream MLP subsectors.

MLPs, as measured by the AMZ, provided a simple return1 of 11.5% for the six-month period ended May 31, 2013 versus the 15.2% simple return provided by the S&P 500 Index. The performance comparison improved on a total return basis, after distributions or dividends paid are included. Over the same period, MLPs provided a 14.7% total return versus the 16.4% total return provided by the S&P 500 Index.

1
Simple return reflects Index performance without including the impact of distributions/dividends. A simple return is also referred to as price return or price appreciation. Total return reflects Index performance including the impact of distributions/dividends.

OPPENHEIMER STEELPATH MLP ALPHA FUND	3

Macro Review

Each of the midstream-MLP subsectors provided strong average price performance for the six-month reporting period, albeit with large variations across individual names. However, those subsectors providing the best price performance continued to be those most clearly benefiting from the U.S. energy renaissance in the production of crude oil. In particular, the petroleum product and crude oil pipeline subsectors once again led performance across the MLP space.

The worst performing subsectors for the period were those subsectors that generally carry greater exposure to commodity prices. Specifically, two non-midstream MLP subsectors, coal and exploration and production (E&P) MLPs, provided weak returns for the period. Weakness within the coal subsector likely reflects continued market concern on the outlook for coal pricing in the face of abundant and cheap natural gas as a competing electric generating fuel and the potential for even greater regulatory pressure on the use of coal. E&P MLPs may have suffered from a tempering of expectations for crude oil pricing in the face of global economic growth that remains tame while crude production trends continue to improve. Also among the weakest subsectors for the period were the large-cap diversified MLPs. Weakness within this subsector appeared primarily related to depressed natural gas liquids (NGL) pricing which resulted in some disappointing guidance revisions and a market shift toward greater growth prospects that can generally be found in some of the smaller cap names.

Fund Review

Key contributors to the Oppenheimer SteelPath MLP Alpha Fund were Genesis Energy, L.P. (GEL) and Plains All American Pipeline, LP (PAA).

GEL appeared to finally catch the attention of investors with another strong quarter of performance and a top tier distribution growth profile supported by ample cash flow coverage. The partnership has created a diverse and strategically well positioned footprint of crude oil handling and transportation assets and we believe is well positioned to continue to benefit from the macro trend of robust domestic crude oil production growth.

PAA continues to benefit from its diverse liquids handling footprint highlighted by a 9.8% year-over-year increase to its distribution rate, which outpaced the partnership’s previously increased guidance for distribution growth of 7-9%. Further, the partnership increased its 2013 distribution growth guidance from a range of 7-8% to 9-10% and, more recently, raised previous second quarter cash flow guidance by 10%.

Key detractors to the Oppenheimer SteelPath MLP Alpha Fund were ONEOK Partners, L.P. (OKS) and Williams Partners, L.P. (WPZ).

4	OPPENHEIMER STEELPATH MLP ALPHA FUND

OKS’s units came under pressure as natural gas liquids (NGL) price weakness resulted in disappointing guidance revisions for the coming year. However, the partnership’s large slate of fee-based organic growth projects are expected to significantly lower its exposure to commodity price changes post completion. Given the stability of projects under development, the partnership is looking for robust distribution growth of 8-12% per year for 2012-15.

WPZ’s unit price was impacted by a secondary equity offering during the first quarter 2013; secondary equity offerings typically result in some price weakness within the MLP sector. The partnership also lowered its 2013 guidance over the period. However, the partnership’s large slate of organic growth, or greenfield, projects provides a clear path to a substantial increase in fee-based cash flows which should reduce the impact of that portion of the partnership’s business that presents greater margin volatility.

Outlook

Though crude oil and NGL prices may disappoint the market in 2013, as production success could continue to outpace the logistical and industrial changes needed to spur demand, we remain confident in our outlook for midstream MLPs. We note both crude oil and NGL pricing could fall substantially while still supporting robust producer activity and volume growth to the benefit of energy infrastructure operators.

The opportunity set created by the macro trend of dramatic growth in domestic crude oil, natural gas, and NGL production volumes is widespread, robust and long-term in nature. We prefer to seek exposure to these dynamics through names with fee or fee-like exposure to this volume growth versus commodity price exposure as we believe such entities offer the most attractive risk-to-reward opportunity within the sector.

Sincerely,

The OFI SteelPath Investment Committee

OPPENHEIMER STEELPATH MLP ALPHA FUND	5

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP HOLDINGS

Enterprise Products Partners LP	8.46%
Plains All American Pipeline LP	7.83%
Energy Transfer Equity LP	7.42%
Sunoco Logistics Partners LP	6.16%
Holly Energy Partners LP	6.05%
El Paso Pipeline Partners LP	5.82%
Genesis Energy LP	5.73%
TC Pipelines LP	5.42%
Magellan Midstream Partners LP	4.62%
MarkWest Energy Partners LP	4.47%

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and are based on the total market value of Investments.

6	OPPENHEIMER STEELPATH MLP ALPHA FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPAX)	3/31/10	11.78%	22.07%	11.84%
Class C (MLPGX)	8/25/11	11.47%	21.18%	14.97%
Class Y (MLPOX) *	3/31/10	11.98%	22.32%	12.13%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPAX)	3/31/10	5.38%	15.02%	9.76%
Class C (MLPGX)	8/25/11	10.47%	20.18%	14.97%
Class Y (MLPOX) *	3/31/10	11.98%	22.32%	12.13%

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the Lipper Equity Income Funds Index, the S&P 500 Index and the Alerian MLP Index. The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. The S&P 500 Index is an index of large-capitalization equity securities that is a measure of the general domestic stock market. The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a price-return basis (AMZ). The Fund has changed its broad-based benchmark Index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes a more appropriate measure

OPPENHEIMER STEELPATH MLP ALPHA FUND	7

of the Fund’s performance. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OFI SteelPath, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting steelpath.com, or calling 1.888.614.6614. Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8	OPPENHEIMER STEELPATH MLP ALPHA FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $24.00 fee imposed annually on accounts valued at less than $10,000 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER STEELPATH MLP ALPHA FUND	9

Actual	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During 6 Months Ended May 31, 2013
Class A	$1,000.00	$1,117.80	$7.92
Class C	1,000.00	1,114.70	11.87
Class Y *	1,000.00	1,119.80	6.60

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.52	7.55
Class C	1,000.00	1,013.77	11.31
Class Y *	1,000.00	1,018.77	6.29

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds and deferred tax benefit/(expense), based on the 6-month period ended May 31, 2013 are as follows:

Class	Expense Ratios
Class A	1.50%
Class C	2.25
Class Y *	1.25

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

10	OPPENHEIMER STEELPATH MLP ALPHA FUND

STATEMENT OF INVESTMENTS May 31, 2013 / Unaudited

Description	Shares	Value
Master Limited Partnership Shares — 97.8%
Diversified — 15.1%
Enterprise Products Partners LP	2,403,977	$142,772,194
ONEOK Partners LP	839,928	43,474,673
Williams Partners LP	1,371,680	68,433,115
Total Diversified		254,679,982

Gathering/Processing — 17.7%
Access Midstream Partners LP	1,104,123	47,499,371
DCP Midstream Partners LP	729,989	34,893,474
MarkWest Energy Partners LP	1,144,720	75,368,365
Regency Energy Partners LP	1,532,759	39,299,941
Targa Resources Partners LP	937,203	43,589,312
Western Gas Equity Partners LP	133,460	4,994,073
Western Gas Partners LP	917,902	54,000,175
Total Gathering/Processing		299,644,711

Natural Gas Pipelines — 21.9%
El Paso Pipeline Partners LP	2,391,693	98,274,666
Energy Transfer Equity LP	2,189,208	125,135,129
Spectra Energy Partners LP	1,550,128	55,200,058
TC Pipelines LP	2,097,688	91,396,266
Total Natural Gas Pipelines		370,006,119

Description	Shares	Value
Petroleum Transportation — 43.1%
Buckeye Partners LP	946,760	$62,618,706
Enbridge Energy Partners LP	1,042,408	30,761,460
Genesis Energy LP	1,928,699	96,724,255
Holly Energy Partners LP	2,839,009	102,090,764
Magellan Midstream Partners LP	1,500,131	77,991,811
MPLX LP	210,496	7,815,716
NuStar Energy LP	1,119,344	52,150,237
Oiltanking Partners LP	107,988	5,345,406
Plains All American Pipeline LP	2,351,490	132,106,708
Sunoco Logistics Partners LP	1,716,828	103,936,767
Tesoro Logistics LP	591,719	36,710,247
Transmontaigne Partners LP	437,889	18,386,959
Total Petroleum Transportation		726,639,036

Total Master Limited Partnership Shares
(identified cost $1,310,071,627)		1,650,969,848

Short-Term Investments — 9.3%
Money Market — 9.3%
Fidelity Treasury Portfolio, 0.010%, 1
(identified cost $156,569,138)	156,569,138	156,569,138

Total Investments — 107.1%
(identified cost $1,466,640,765)		1,807,538,986
Liabilities In Excess of Other Assets — (7.1)%		(120,247,642)
Net Assets — 100.0%		$1,687,291,344

OPPENHEIMER STEELPATH MLP ALPHA FUND	11

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

LP — Limited Partnership

1.	Variable rate security; the coupon rate represents the rate at May 31, 2013.

See accompanying Notes to Financial Statements.

12	OPPENHEIMER STEELPATH MLP ALPHA FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2013 / Unaudited

Assets
Investment securities:
At acquisition cost	$1,466,640,765
At fair value	$1,807,538,986
Deferred tax asset	39,678,291
Dividends receivable	1,043
Receivable for investments sold	7,110,309
Receivable for capital stock sold	31,726,290
Prepaid expenses	386,637
Total assets	1,886,441,556

Liabilities
Payable for capital stock redeemed	4,159,378
Payable for investments purchased	38,141,028
Deferred tax liability	154,822,189
Payable to Advisor	1,542,763
Payable for 12b-1 fees, Class A	89,079
Payable for 12b-1 fees, Class C	234,143
Other liabilities	161,632
Total liabilities	199,150,212

Net Assets	$1,687,291,344

Composition of Net Assets
Par value of shares of beneficial interest	$144,796
Additional paid-in capital	1,491,090,719
Undistributed net investment loss, net of deferred taxes	(14,486,112)
Accumulated undistributed net realized losses on investments, net of deferred taxes	(4,130,556)
Net unrealized appreciation on investments, net of deferred taxes	214,672,497
Net Assets	$1,687,291,344

Net Asset Value, Offering Price and Redemption Proceeds Per Share ($0.001 Par Value, Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share	$11.61
Offering price per share	$12.32
Class C Shares:
Net asset value, offering price and redemption proceeds per share	$11.51
Class Y Shares: *
Net asset value, offering price and redemption proceeds per share	$11.72

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA FUND	13

STATEMENT OF ASSETS AND LIABILITIES Unaudited / (Continued)

Net Assets:
Class A shares	$614,246,078
Class C shares	204,253,672
Class Y shares *	868,791,594
Total Net Assets	$1,687,291,344

Shares Outstanding:
Class A shares	52,905,699
Class C shares	17,753,180
Class Y shares *	74,137,298
Total Shares Outstanding	144,796,177

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

14	OPPENHEIMER STEELPATH MLP ALPHA FUND

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2013 / Unaudited

Investment Income
Distributions from Master Limited Partnerships	$32,104,742
Less return of capital on distributions	(32,104,742)
Dividend income	3,983
Total investment income	3,983

Expenses
Investment advisory fee	6,303,345
12b-1 fees, Class A	447,819
12b-1 fees, Class C	392,453
Administrative fees	369,359
Registration fees	118,691
Transfer agent fees	110,959
Legal, auditing, and other professional fees	80,963
Printing and postage	33,463
Custody fees	31,273
Trustees' fees	25,275
Insurance premiums	11,164
CCO fees	132
Miscellaneous	7,271
Total expenses, before recoupment and deferred taxes	7,932,167
Plus recoupment of previously waived expenses	70,997
Net expenses, before deferred taxes	8,003,164

Net investment loss, before deferred taxes	(7,999,181)
Deferred tax benefit	2,959,697
Net investment loss, net of deferred taxes	(5,039,484)

Net Realized and Unrealized Gains on Investments:
Net Realized Gains
Investments	4,813,918
Deferred tax expense	(1,781,150)
Net realized gains, net of deferred taxes	3,032,768
Net Change in Unrealized Appreciation
Investments	175,204,024
Deferred tax expense	(64,825,489)
Net change in unrealized appreciation, net of deferred taxes	110,378,535

Net realized and unrealized gains on investments, net of deferred taxes	113,411,303
Change in net assets resulting from operations	$108,371,819

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA FUND	15

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012
Operations
Net investment loss, net of deferred taxes	$(5,039,484)	$(5,958,365)
Net realized gains/(losses) on investments, net of deferred taxes	3,032,768	(8,436,291)
Net change in unrealized appreciation on investments, net of deferred taxes	110,378,535	81,399,548
Change in net assets resulting from operations	108,371,819	67,004,892

Distributions to Shareholders
Distributions to shareholders from return of capital:
Class A shares	(11,993,570)	(10,633,996)
Class C shares	(2,953,247)	(395,950)
Class Y shares *	(21,747,603)	(34,503,821)
Change in net assets resulting from distributions to shareholders	(36,694,420)	(45,533,767)

Beneficial Interest Transactions
Class A	401,706,971	81,315,414
Class C	189,054,339	14,249,141
Class Y *	202,580,933	144,344,485
Change in net assets resulting from capital share transactions	793,342,243	239,909,040
Change in net assets	865,019,642	261,380,165

Net Assets
Beginning of period	822,271,702	560,891,537
End of period	$1,687,291,344	$822,271,702

Undistributed net investment loss, net of deferred taxes	$(14,486,112)	$(9,446,628)

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

16	OPPENHEIMER STEELPATH MLP ALPHA FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Year Ended November 30, 2011	Period Ended November 30, 2010 1
Per Share Operating Data
Net asset value, beginning of period	$10.70	$10.38	$10.71	$10.00
Loss from investment operations:
Net investment income loss 2	(0.05)	(0.10)	(0.10)	(0.05)
Return of capital 2	0.21	0.41	0.43	0.28
Net realized and unrealized gains	1.09	0.70	0.02	0.97
Total from investment operations	1.25	1.01	0.35	1.20
Distributions to shareholders:
Return of capital	(0.34)	(0.69)	(0.68)	(0.49)
Net asset value, end of period	$11.61	$10.70	$10.38	$10.71

Total Return, at Net Asset Value 3	11.78%	9.93%	3.32%	12.24%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$614,246	$193,974	$108,422	$31,525
Before recoupment/(waivers) and income tax expense 4	1.50%	1.58%	1.67%	1.94%
Expense recoupment/(waivers) 4	0.00%	(0.08%)	(0.17%)	(0.44%)
Net of recoupment/(waivers) and before income tax expense 4	1.50%	1.50%	1.50%	1.50%
Deferred tax expense 4, 5	11.07%	5.55%	1.68%	12.93%
Total expense 4	12.57%	7.05%	3.18%	14.43%

Ratio of Investment Loss to Average Net Assets: 4
Before recoupment/(waivers) and income tax expense	(1.49%)	(1.57%)	(1.67%)	(1.59%)
Expense recoupment/(waivers)	0.00%	(0.08%)	(0.17%)	(0.44%)
Net of recoupment/(waivers) and before income tax expense	(1.49%)	(1.49%)	(1.50%)	(1.15%)
Deferred tax benefit 6	0.55%	0.53%	0.56%	0.46%
Net investment loss	(0.94%)	(0.96%)	(0.94%)	(0.69%)

Portfolio Turnover Rate	2%	15%	14%	7%

1.	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA FUND	17

FINANCIAL HIGHLIGHTS (Continued)

Class C	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Period Ended November 30, 2011 1
Per Share Operating Data
Net Asset Value, Beginning of Year/Period	$10.64	$10.40	$10.05
Loss from investment operations:
Net investment income loss 2	(0.08)	(0.15)	(0.04)
Return of capital 2	0.22	0.44	0.14
Net realized and unrealized gains	1.07	0.64	0.42
Total from investment operations	$1.21	0.93	0.52
Distributions to shareholders:
Return of capital	(0.34)	(0.69)	(0.17)
Net asset value, end of period	$11.51	$10.64	$10.40

Total Return, at Net Asset Value 3	11.47%	9.12%	5.19%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$204,254	$14,593	$316
Before (waivers) and income tax expense 4	2.26%	2.63%	22.80%
Expense (waivers) 4	(0.01%)	(0.38%)	(20.55%)
Net of (waivers) and before income tax expense 4	2.25%	2.25%	2.25%
Deferred tax expense 4, 5	10.72%	5.29%	12.37%
Total expense 4	12.97%	7.54%	14.62%

Ratio of Investment Loss to Average Net Assets: 4
Before (waivers) and income tax expense	(2.26%)	(2.63%)	(22.80%)
Expense (waivers)	(0.01%)	(0.38%)	(20.55%)
Net of (waivers) and before income tax expense	(2.25%)	(2.25%)	(2.25%)
Deferred tax benefit 6	0.83%	0.81%	0.84%
Net investment loss	(1.42%)	(1.44%)	(1.41%)

Portfolio Turnover Rate	2%	15%	14%

1.	Shares commenced operations at the close of business August 25, 2011.
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

18	OPPENHEIMER STEELPATH MLP ALPHA FUND

FINANCIAL HIGHLIGHTS (Continued)

Class Y 1	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Year Ended November 30, 2011	Period Ended November 30, 2010 2
Per Share Operating Data
Net Asset Value, Beginning of Year/Period	$10.78	$10.43	$10.73	$10.00
Loss from investment operations:
Net investment income loss 3	(0.05)	(0.09)	(0.08)	(0.04)
Return of capital 3	0.20	0.40	0.42	0.27
Net realized and unrealized gains	1.13	0.73	0.04	0.99
Total from investment operations	1.28	1.04	0.38	1.22
Distributions to shareholders:
Return of capital	(0.34)	(0.69)	(0.68)	(0.49)
Net asset value, end of period	$11.72	$10.78	$10.43	$10.73

Total Return, at Net Asset Value 4	11.98%	10.18%	3.60%	12.44%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$868,791	$613,704	$452,154	$168,652
Before recoupment/(waivers) and income tax expense 5	1.23%	1.29%	1.37%	1.54%
Expense recoupment/(waivers) 5	0.02%	(0.04%)	(0.12%)	(0.29%)
Net of recoupment/(waivers) and before income tax expense 5	1.25%	1.25%	1.25%	1.25%
Deferred tax expense 5, 6	11.17%	5.60%	0.75%	13.14%
Total expense 5	12.42%	6.85%	2.00%	14.39%

Ratio of Investment Loss to Average Net Assets: 5
Before recoupment/(waivers) and income tax expense	(1.23%)	(1.29%)	(1.37%)	(1.20%)
Expense recoupment/(waivers) 6	0.02%	(0.04%)	(0.12%)	(0.29%)
Net of recoupment/(waivers) and before income tax expense	(1.25%)	(1.25%)	(1.25%)	(0.91%)
Deferred tax benefit 7	0.46%	0.44%	0.46%	0.36%
Net investment loss	(0.79%)	(0.81%)	(0.79%)	(0.55%)

Portfolio Turnover Rate	2%	15%	14%	7%

1.	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.
2.	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
3.	Per share amounts calculated based on average shares outstanding during the period.
4.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for less than full period.
6.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA FUND	19

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer SteelPath MLP Alpha Fund (the “Fund”), a separate series of Oppenheimer SteelPath MLP Funds Trust, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to provide investors with a concentrated portfolio of energy infrastructure Master Limited Partnerships which the Adviser believes will provide substantial long-term capital appreciation through distribution growth and an attractive level of current income. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”).

The Fund offers Class A, Class C, and Class Y shares (formerly Class I shares) for new purchase. Effective June 28, 2013, Class I shares were renamed Class Y shares. The former Class I shares are therefore referenced as Class Y shares throughout this report. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies consistently followed by the Fund.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

20	OPPENHEIMER STEELPATH MLP ALPHA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Concentration Risk. Under normal circumstances, the Fund intends to invest at least 90% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLPs operations.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes:

The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 2.0% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2013:

Current tax expense (benefit)
Federal	$—
State	—
Total current tax expense	$—

Deferred tax expense (benefit)
Federal	$60,206,567
State	3,440,375
Total deferred tax expense	$63,646,942

OPPENHEIMER STEELPATH MLP ALPHA FUND	21

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

Amount
Application of staturory income tax rate	$60,206,567
State income taxes net of federal benefit	3,440,375
Total income tax expense (benefit)	$63,646,942

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences btween the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2013, the Fund determined a valuation allowance was not required. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

22	OPPENHEIMER STEELPATH MLP ALPHA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2013 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$36,051,186
Capital loss carryforward (tax basis)	3,627,105
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(154,822,189)
Total net deferred tax asset/(liability)	$(115,143,898)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2013, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months.

OPPENHEIMER STEELPATH MLP ALPHA FUND	23

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

At May 31, 2013, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

Expiration Date
11/30/2030	$1,194,164
11/30/2031	7,264,183
11/30/2032	34,814,784
11/30/2033	54,162,508
Total	$97,435,639

At May 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$1,390,107,955
Gross Unrealized Appreciation	$427,216,790
Gross Unrealized Depreciation	(9,785,759)
Net Unrealized Appreciation (Depreciation) on Investments	$417,431,031

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Dividends, if any, are declared and distributed quarterly for the Fund. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that

24	OPPENHEIMER STEELPATH MLP ALPHA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

a significant portion of the distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2014. For the six months ended May 31, 2013, the Fund distributions are expected to be comprised of 100% return of capital.

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2013, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.015%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OPPENHEIMER STEELPATH MLP ALPHA FUND	25

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Adviser, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

26	OPPENHEIMER STEELPATH MLP ALPHA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Adviser, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

OPPENHEIMER STEELPATH MLP ALPHA FUND	27

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

(ii) as determined in good faith by the Adviser’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Adviser, when determining the fair value of a security. Fair value determinations by the Adviser are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser, or its third party service provider who is subject to oversight by the Adviser, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)
Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Adviser’s own judgments about assumptions that market participants would use in pricing the asset or liability).

28	OPPENHEIMER STEELPATH MLP ALPHA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2013 based on valuation input level:

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Master Limited Partnership Shares*	$1,650,969,848	$—	$—	$1,650,969,848
Short Term Investments	156,569,138	—	—	156,569,138
Total Assets	$1,807,538,986	$—	$—	$1,807,538,986

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

The Fund did not hold any Level 2 or Level 3 securities during the six months ended May 31, 2013.

There have been no transfers between pricing levels for the Fund. It is the Fund’s policy to recognize transfers at the end of the reporting period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	38,102,491	$440,116,796	12,749,078	$135,025,877
Dividends and/or distributions reinvested	857,150	9,924,418	881,562	9,364,190
Redeemed	(4,186,222)	(48,334,243)	(5,948,491)	(63,074,653)
Net increase	34,773,419	$401,706,971	7,682,149	$81,315,414

OPPENHEIMER STEELPATH MLP ALPHA FUND	29

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

3. Shares of Beneficial Interest (Continued)

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
	Shares	Amount	Shares	Amount
Class C
Sold	16,375,674	$188,964,684	1,334,147	$14,178,221
Dividends and/or distributions reinvested	188,013	2,179,790	29,918	316,251
Redeemed	(181,756)	(2,090,135)	(23,186)	(245,331)
Net increase	16,381,931	$189,054,339	1,340,879	$14,249,141

Class Y
Sold	25,695,266	$299,576,117	23,419,979	$250,145,996
Dividends and/or distributions reinvested	1,649,946	19,161,980	2,829,783	30,276,817
Redeemed	(10,126,710)	(116,157,164)	(12,695,143)	(136,078,328)
Net increase	17,218,502	$202,580,933	13,554,619	$144,344,485

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$668,309,613	$24,904,167

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and up to $5 Billion	Net Assets in Excess of $5 Billion
1.10%	1.08%	1.05%

The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2015, to the extent that a Fund’s total annual fund operating expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed a certain limit with respect to each class of the Fund. The

30	OPPENHEIMER STEELPATH MLP ALPHA FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

Expense Limitation Agreement has the effect of capping the Alpha Fund’s class A, C, and Y share classes at 1.50%, 2.25%, and 1.25% respectively. The Fund’s net expenses will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s net expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2015 with the approval of the Trust’s Board of Trustees.

The following table represents amounts eligible for recovery at May 31, 2013:

Eligible expense recoupment expiring:
November 30, 2013	$142,495
November 30, 2014	505,009
November 30, 2015	374,961

During the period ended May 31, 2013, the Advisor recognized the following recoupment of expenses.

Eligible expense recouped:
May 31, 2013	$70,997

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

OPPENHEIMER STEELPATH MLP ALPHA FUND	31

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plans for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If the Class C plan is terminated by the Fund or by the shareholders, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
May 31, 2013	$—	$8,244

6. Subsequent Event

Share Class Changes. Effective June 28, 2013 of the Fund, Class I shares were renamed Class Y shares. Class Y shares are sold at the net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans among others. Also on that date, the Fund began offering newly created Class I shares, which are only available to eligible institutional investors.

32	OPPENHEIMER STEELPATH MLP ALPHA FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614 (ii) on the Fund’s website at steelpath.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OPPENHEIMER STEELPATH MLP ALPHA FUND	33

OPPENHEIMER STEELPATH MLP ALPHA FUND

Trustees and Officers	Sam Freedman, Trustee, Chairman of the Board of Trustees
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Stuart Cartner, Vice President
Gabriel Hammond, Vice President
Brian Watson, Vice President
Sean Wells, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Administrator/Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.

Legal Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OFI SteelPath, Inc. All rights reserved.

34	OPPENHEIMER STEELPATH MLP ALPHA FUND

PRIVACY POLICY NOTICE

As a customer of OFI SteelPath, Inc., or one of its affiliates, you may share with us non-public, personal information that we may use to provide products or services to you or your business. We are committed to protecting the confidentiality of any non-public, personal information that we collect.

This document summarizes the actions we have taken to ensure the privacy of the information you provide. We encourage you to read this document carefully and to contact us if you have any questions.

Collection of Information

OFI SteelPath, Inc., collects personal information so that we may offer the highest quality products and services. The information we gather and the extent to which we use it will vary depending on the product or service involved. We collect information that helps serve your financial needs; provide high levels of customer service; develop and offer new products or services for our customers; and fulfill legal and regulatory requirements. This information may include, but is not limited to, name, age, address, Social Security number, annual income, and relevant third-party reports.

Safeguards to Protect Your Personal Information

OFI SteelPath, Inc., has implemented security standards and processes—including physical, electronic and procedural safeguards—intended to protect the non-public, personal information our customers have entrusted to us.

OFI SteelPath, Inc., limits access to non-public, personal information to employees, registered representatives or agents who need information to provide our customers with products or services. These individuals are trained to respect the confidentiality of your information and expected to protect this information from inappropriate access, disclosure, and modification.

Disclosure of Information

OFI SteelPath, Inc., may disclose non-public, personal information you provide, as required to conduct our business and as permitted or required by law. We may share your information with regulatory or law enforcement agencies, reinsurers and others, as permitted or required by law.

OFI SteelPath, Inc., reserves the right to share or exchange non-public, personal information with companies engaged to work with us, such as third-party administrators and vendors hired to effect, administer or enforce a transaction that you request or authorize; to develop or maintain software; to perform market research; or to provide us with demographic information to develop marketing plans. We require these companies to maintain the confidentiality of customer information and use it only for the purpose for which it was provided.

OPPENHEIMER STEELPATH MLP ALPHA FUND	35

PRIVACY POLICY NOTICE (Continued)

OFI SteelPath, Inc., does not however, sell or share customer information with outside parties who want to market their products to you. We will not share non-public, personal information with third-party financial services entities, such as banks, credit unions, credit union service corporations, insurance companies, or securities broker-dealers, for purposes of joint marketing unless you direct us to, or unless we notify you first.

Further Information

If you have questions about our privacy policy, or if you would like to request information we have on file, please write to us at our primary office, OFI SteelPath, Inc. Two World Financial Center, New York, NY 10281-1008. Please provide your complete name and address. For more detailed information about our privacy policy, please email us at privacy@SteelPath.com or call at 303-738-3200.

Our Commitment to Privacy

In the financial services business, lasting relationships are built upon mutual respect and trust. With that in mind, we will review and revise our privacy policy and procedures at minimum once per year. If any provision of our privacy policy is found to be non-compliant, then that provision will be modified to reflect the appropriate state or federal requirement. If any modifications are made, all remaining provisions of this privacy policy will remain in effect. While our policy may change from time to time, you can always review our current policy online at www.SteelPath.com/privacypolicy.html.

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OPPENHEIMER STEELPATH MLP ALPHA FUND	39

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

P.O. Box 2175
Milwaukee, WI 53201
Toll Free **888.614.6614**
steelpath.com

The SteelPath funds are distributed by OppenheimerFunds Distributor, Inc.
© 2013 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1387.001.0513 July 22, 2013

OPPENHEIMERFUNDS™

THE RIGHT WAY TO INVEST

OPPENHEIMER

STEELPATH MLP INCOME FUND

SEMIANNUAL REPORT 5.31.2013

Fund Performance Discussion	3
Top Holdings and Allocations	6
Share Class Performance	7
Fund Expenses	9
Statement of Investments	11
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	21
Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments	34
Trustees and Officers	35
Privacy Policy Notice	36

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/13

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Lipper Equity Income Funds Index	Alerian MLP Index	S&P 500 Index
6-Month	13.11%	6.61%	15.89%	14.68%	16.43%
1-Year	18.46	11.64	26.93	28.61	27.28
Since Inception (3/31/10)	10.07	8.03	12.51	19.82	13.47

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614.

2	OPPENHEIMER STEELPATH MLP INCOME FUND

Fund Performance Discussion

We thank you for investing with Oppenheimer SteelPath MLP Funds. Our current fiscal year ends on November 30, 2013 and we would like to share our thoughts on the latest semi-annual period (from December 1, 2012 to May 31, 2013).

Over the six-month reporting period, the Master Limited Partnership (“MLP”) sector, as measured by the Alerian MLP Index (AMZ), underperformed the broader markets, as measured by the S&P 500 Index. Notably, MLPs underperformed in the first of those months, December 2012, by approximately 400 basis points (bps) as it appears typical year-end tax loss selling may have also been combined with selling from investors looking to capture gains ahead of potential 2013 tax changes. Such personal income tax management seems often to impact MLPs more than the broader markets perhaps owing to the fact that the MLP investor base remains dominated by individual investors.

The December weakness was offset by a January rally of 11.9%. Over the 2012 calendar year, MLPs underperformed the broader markets by 14.7% and so the January rally appears to have largely reflected a bounce from this weakness. For context, since the inception of the AMZ, the January rally was second only to the 13.9% gain in January 2009 when the sector bounced from an over-sold condition in the wake of the financial crisis.

Following the January rally, the sector generally traded in line with the broader markets until underperforming in the last month of the period, May 2013, when fears of rising interest rates appeared to spark profit taking. While MLPs lost 2.9% in May versus a broader market gain of 2.0%, the sector provided greater stability than other yielding equities such as REITs, which lost 6.1%, and Utilities, which lost 10.0% over the month.

MLP public equity issuance over the six-month reporting period ended May 31, 2013, totaled $12.1 billion versus the $8.9 billion issued over the same period in the previous year. Potentially, this large equity issuance calendar may have contributed to the sector’s modest underperformance versus the broader markets. However, when considering only midstream, or infrastructure businesses, the public equity issuance total is reduced to $8.7 billion suggesting a better supply/demand fundamental for the midstream MLP subsectors.

MLPs, as measured by the AMZ, provided a simple return1 of 11.5% for the six-month period ended May 31, 2013 versus the 15.2% simple return provided by the S&P 500 Index. The performance comparison improved on a total return basis, after distributions or dividends paid are included. Over the same period, MLPs provided a 14.7% total return versus the 16.4% total return provided by the S&P 500 Index.

1
Simple return reflects Index performance without including the impact of distributions/dividends. A simple return is also referred to as price return or price appreciation. Total return reflects Index performance including the impact of distributions/dividends.

OPPENHEIMER STEELPATH MLP INCOME FUND	3

Macro Review

Each of the midstream-MLP subsectors provided strong average price performance for the six-month reporting period, albeit with large variations across individual names. However, those subsectors providing the best price performance continued to be those most clearly benefiting from the U.S. energy renaissance in the production of crude oil. In particular, the petroleum product and crude oil pipeline subsectors once again led performance across the MLP space.

The worst performing subsectors for the period were those subsectors that generally carry greater exposure to commodity prices. Specifically, two non-midstream MLP subsectors, coal and exploration and production (E&P) MLPs, provided weak returns for the period. Weakness within the coal subsector likely reflects continued market concern on the outlook for coal pricing in the face of abundant and cheap natural gas as a competing electric generating fuel and the potential for even greater regulatory pressure on the use of coal. E&P MLPs may have suffered from a tempering of expectations for crude oil pricing in the face of global economic growth that remains tame while crude production trends continue to improve. Also among the weakest subsectors for the period were the large-cap diversified MLPs. Weakness within this subsector appeared primarily related to depressed natural gas liquids (NGL) pricing which resulted in some disappointing guidance revisions and a market shift toward greater growth prospects that can generally be found in some of the smaller cap names.

Fund Review

Key contributors to the Oppenheimer SteelPath MLP Income Fund were Global Partners, LP (GLP) and Buckeye Partners, LP (BPL).

GLP continued to add to its early position in crude-by-rail logistics through both acquisition and the awarding of additional volume commitments. As a result, the partnership provided 14% and 17% year-over-year growth to its fourth quarter 2012 and first quarter 2013 distribution rates, respectively, while still maintaining strong cash flow coverage.

BPL’s units performed well following strong fourth quarter 2012 and first quarter 2013 earnings results and a partial resolution to outstanding FERC proceedings. We continue to believe the partnership presents an attractive value proposition as market sentiment appeared to overreact to a phase of slow growth stemming from the maturation of a heavy capital spending program and the FERC review.

Key detractors to the Oppenheimer SteelPath MLP Income Fund were Inergy Midstream, L.P. (NRGM) and Southcross Energy Partners, LP (SXE).

In early May 2013, NRGM and Crestwood Midstream Partners, LP (CMLP) announced their intent to merge and create a $7 billion midstream energy MLP. The combined asset footprint is expansive, provides numerous opportunities for organic growth, and could

4	OPPENHEIMER STEELPATH MLP INCOME FUND

lead to an improved valuation from the market as distribution growth becomes more transparent. Despite the advantages, the offered purchase price for the CMLP units includes a 14% premium that appeared to create a headwind for the NRGM units over the period.

SXE underperformed as operational issues identified in the fourth quarter 2012 continued to impact first quarter 2013 earnings results. While these issues led to reduced 2013 earnings before interest, taxes, depreciation and amortization guidance, management expects cash flow to ramp up over the remainder of the year and normalize to its previous guidance run rate by year end.

Outlook

Though crude oil and NGL prices may disappoint the market in 2013, as production success could continue to outpace the logistical and industrial changes needed to spur demand, we remain confident in our outlook for midstream MLPs. We note both crude oil and NGL pricing could fall substantially while still supporting robust producer activity and volume growth to the benefit of energy infrastructure operators.

The opportunity set created by the macro trend of dramatic growth in domestic crude oil, natural gas, and NGL production volumes is widespread, robust and long-term in nature. We prefer to seek exposure to these dynamics through names with fee or fee-like exposure to this volume growth versus commodity price exposure as we believe such entities offer the most attractive risk-to-reward opportunity within the sector.

Sincerely,

The OFI SteelPath Investment Committee

OPPENHEIMER STEELPATH MLP INCOME FUND	5

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP HOLDINGS

Energy Transfer Equity LP	7.70%
Enbridge Energy Partners LP	7.67%
Buckeye Partners LP	6.11%
TC Pipelines LP	5.54%
NuStar Energy LP	5.54%
Boardwalk Pipeline Partners LP	5.47%
Regency Energy Partners LP	4.91%
Martin Midstream Partners LP	4.60%
Exterran Partners LP	4.42%
Crosstex Energy LP	3.59%

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and are based on the total market value of Investments.

6	OPPENHEIMER STEELPATH MLP INCOME FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPDX)	3/31/10	13.11%	18.46%	10.07%
Class C (MLPRX)	6/10/11	12.70%	17.59%	7.60%
Class Y (MLPZX)*	3/31/10	13.34%	18.79%	10.33%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPDX)	3/31/10	6.61%	11.64%	8.03%
Class C (MLPRX)	6/10/11	11.70%	16.59%	7.60%
Class Y (MLPZX)*	3/31/10	13.34%	18.79%	10.33%

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the Lipper Equity Income Funds Index, the S&P 500 Index and the Alerian MLP Index. The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. The S&P 500 Index is an index of large-capitalization equity securities that is a measure of the general domestic stock market. The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a price-return basis (AMZ). The Fund has changed its broad-based benchmark Index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes a more appropriate measure of

OPPENHEIMER STEELPATH MLP INCOME FUND	7

the Fund’s performance. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OFI SteelPath, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting steelpath.com, or calling 1.888.614.6614. Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8	OPPENHEIMER STEELPATH MLP INCOME FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $24.00 fee imposed annually on accounts valued at less than $10,000 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER STEELPATH MLP INCOME FUND	9

Actual	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During 6 Months Ended May 31, 2013
Class A	$1,000.00	$1,131.10	$7.17
Class C	1,000.00	1,127.00	11.14
Class Y *	1,000.00	1,133.40	5.85

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.27	6.79
Class C	1,000.00	1,014.52	10.55
Class Y *	1,000.00	1,019.52	5.54

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds and deferred tax benefit/(expense), based on the 6-month period ended May 31, 2013 are as follows:

Class	Expense Ratios
Class A	1.35%
Class C	2.10
Class Y *	1.10

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

10	OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF INVESTMENTS May 31, 2013 / Unaudited

Description	Shares	Value
Master Limited Partnership Shares — 90.1%
Coal — 2.4%
PVR Partners LP	1,354,595	$34,894,367

Gathering/Processing — 22.6%
American Midstream Partners LP 1	532,230	11,198,119
Compressco Partners LP	435,756	8,505,957
Crestwood Midstream Partners LP	574,617	14,221,771
Crosstex Energy LP	2,683,760	51,689,218
Exterran Partners LP	2,297,500	63,663,725
Regency Energy Partners LP	2,753,508	70,599,945
Southcross Energy Partners LP 1	770,274	17,300,354
Summit Midstream Partners LP 1	1,230,315	38,348,919
Targa Resources Partners LP	361,746	16,824,806
USA Compression Partners LP 1	1,505,465	33,406,268
Total Gathering/Processing		325,759,082

Natural Gas Pipelines — 23.4%
Boardwalk Pipeline Partners LP	2,660,277	78,744,199
Energy Transfer Equity LP	412,991	23,606,566
Energy Transfer Partners LP	2,277,929	110,730,129
Inergy Midstream LP	1,947,199	43,792,505
TC Pipelines LP	1,831,191	79,784,992
Total Natural Gas Pipelines		336,658,391

Description	Shares	Value
Petroleum Transportation — 32.6%
Buckeye Partners LP	1,328,931	$87,895,496
Delek Logistics Partners LP	97,561	3,347,318
Enbridge Energy Partners LP	3,737,858	110,304,190
Global Partners LP 1	1,384,406	45,560,801
Holly Energy Partners LP	915,162	32,909,225
Martin Midstream Partners LP 1	1,612,880	66,224,853
NuStar Energy LP	1,709,902	79,664,334
Plains All American Pipeline LP	357,631	20,091,710
Transmontaigne Partners LP	560,614	23,540,182
Total Petroleum Transportation		469,538,109

Propane — 3.9%
Amerigas Partners LP	324,078	15,231,666
Ferrellgas Partners LP	576,471	12,209,656
NGL Energy Partners LP	457,537	12,737,830
Suburban Propane Partners LP	326,052	15,402,696
Total Propane		55,581,848

Refined Products/Crude Pipelines — 0.4%
Lehigh Gas Partners LP	242,965	6,027,962

Shipping — 4.8%
KNOT Offshore Partners LP 2	168,686	3,937,131
Teekay LNG Partners LP	1,015,926	43,583,225
Teekay Offshore Partners LP	648,501	21,030,888
Total Shipping		68,551,244

Total Master Limited Partnership Shares
(identified cost $1,131,850,833)		1,297,011,003

OPPENHEIMER STEELPATH MLP INCOME FUND	11

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Description	Shares	Value
Preferred Stock — 1.4%
Shipping — 1.4%
Teekay Offshore Partners
(identified cost $19,163,750)	766,550	$19,662,008

Short-Term Investments — 11.2%
Money Market — 11.2%
Fidelity Treasury Portfolio, 0.010% 3
(identified cost $161,375,021)	161,375,021	161,375,021

Description	Shares	Value
Total Investments — 102.7%
(identified cost $1,312,389,604)	$1,478,048,032
Liabilities In Excess of Other Assets — (2.7)%	(39,159,312)
Net Assets — 100.0%	$1,438,888,720

12	OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

LP — Limited Partnership

1.
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended May 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares 30-Nov-12	Gross Additions	Gross Reductions	Shares 31-May-13
American Midstream Partners LP	394,713	139,777	2,260	532,230
Southcross Energy Partners LP	306,702	468,177	4,605	770,274
Summit Midstream Partners LP	695,905	544,855	10,445	1,230,315
USA Compression Partners LP	—	1,505,465	—	1,505,465
Global Partners LP	1,041,706	353,548	10,848	1,384,406
Martin Midstream Partners LP	680,512	942,578	10,210	1,612,880

	Value	Distributions	Unrealized Gain/(Loss)	Realized Gain/(Loss)
American Midstream Partners LP	11,198,119	373,448	1,629,348	(9,346)
Southcross Energy Partners LP	17,300,354	365,349	1,750,719	14,373
Summit Midstream Partners LP	38,343,919	808,499	11,448,790	(15,978)
USA Compression Partners LP	33,406,268	490,543	5,321,430	—
Global Partners LP	45,560,801	1,393,155	13,082,386	(6,949)
Martin Midstream Partners LP	66,224,853	1,642,387	10,985,221	(7,751)

2.	Non-income producing security.

3.	Variable rate security; the coupon rate represents the rate at May 31, 2013.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP INCOME FUND	13

STATEMENT OF ASSETS AND LIABILITIES May 31, 2013 / Unaudited

Assets
Investments at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,144,573,184)	$1,266,013,718
Affiliated companies (cost $167,816,420)	212,034,314
1,478,048,032
Deferred tax asset	16,679,216
Dividends receivable	63,332
Receivable for capital stock sold	38,700,410
Prepaid expenses	234,743
Total assets	1,533,725,733

Liabilities
Payable for capital stock redeemed	1,940,005
Payable for investments purchased	14,868,807
Deferred tax liability	76,234,092
Payable to Advisor	1,057,197
Payable for 12b-1 fees, Class A	146,938
Payable for 12b-1 fees, Class C	442,727
Other liabilities	147,247
Total liabilities	94,837,013

Net Assets	$1,438,888,720

Composition of Net Assets
Par value of shares of beneficial interest	$133,676
Additional paid-in capital	1,339,198,440
Undistributed net investment loss, net of deferred taxes	(8,751,687)
Accumulated undistributed net realized gains on investments, net of deferred taxes	3,516,708
Net unrealized appreciation on investments, net of deferred taxes	104,791,583
Net Assets	$1,438,888,720

Net Asset Value, Offering Price and Redemption Proceeds Per Share ($0.001 Par Value, Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share	$10.78
Offering price per share	$11.44
Class C Shares:
Net asset value, offering price and redemption proceeds per share	$10.65
Class Y Shares: *
Net asset value, offering price and redemption proceeds per share	$10.87

See accompanying Notes to Financial Statements.

14	OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / (Continued)

Net Assets:
Class A shares	$786,117,626
Class C shares	387,558,487
Class Y shares *	265,212,607
Total Net Assets	$1,438,888,720

Shares Outstanding:
Class A shares	72,898,460
Class C shares	36,381,547
Class Y shares *	24,395,850
Total Shares Outstanding	133,675,857

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP INCOME FUND	15

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2013 / Unaudited

Investment Income
Distributions from Master Limited Partnerships	$29,370,400
Less return of capital on distributions	(29,370,400)
Dividend income	286,478
Total investment income	286,478

Expenses
Investment advisory fee	3,775,596
12b-1 fees, Class C	754,976
12b-1 fees, Class A	610,362
Administrative fees	304,962
Transfer agent fees	166,795
Registration fees	138,829
Legal, auditing, and other professional fees	62,577
Printing and postage	27,945
Custody fees	25,977
Trustees' fees	24,427
Insurance premiums	6,004
CCO fees	132
Miscellaneous	5,884
Total expenses, before waivers and deferred taxes	5,904,466
Less expense waivers	(167,385)
Net expenses, before deferred taxes	5,737,081

Net investment loss, before deferred taxes	(5,450,603)
Deferred tax benefit	2,000,371
Net investment loss, net of deferred taxes	(3,450,232)

Net Realized and Unrealized Gains on Investments:
Net Realized Gains/(Losses)
Investments	163,077
Deferred tax expense	(59,849)
Net realized gains, net of deferred taxes	103,228
Net Change in Unrealized Appreciation/(Depreciation)
Investments	130,406,850
Deferred tax expense	(47,859,314)
Net change in unrealized appreciation, net of deferred taxes	82,547,536

Net realized and unrealized gains on investments, net of deferred taxes	82,650,764
Change in net assets resulting from operations	$79,200,532

See accompanying Notes to Financial Statements.

16	OPPENHEIMER STEELPATH MLP INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Year Ended November 30, 2012
Operations
Net investment loss, net of deferred taxes	$(3,450,232)	$(3,459,278)
Net realized gains on investments, net of deferred taxes	103,228	6,832,966
Net change in unrealized appreciation on investments, net of deferred taxes	82,547,536	11,180,916
Change in net assets resulting from operations	79,200,532	14,554,604

Distributions to Shareholders
Distributions to shareholders from return of capital:
Class A shares	(15,024,169)	(18,950,153)
Class C shares	(4,642,919)	(1,256,275)
Class Y shares *	(4,685,925)	(8,487,035)
Distributions to shareholders from return of capital:	(24,353,013)	(28,693,463)
Distributions to shareholders from income:
Class A shares	—	(2,089,209)
Class C shares	—	(138,501)
Class Y shares *	—	(935,675)
Distributions to shareholders from income:	—	(3,163,385)
Change in net assets resulting from distributions to shareholders	(24,353,013)	(31,856,848)

Beneficial Interest Transactions
Class A	415,138,060	173,125,468
Class C	343,888,043	35,296,069
Class Y *	120,225,981	54,281,059
Change in net assets resulting from capital share transactions	879,252,084	262,702,596
Change in net assets	934,099,603	245,400,352

Net Assets
Beginning of period	504,789,117	259,388,765
End of period	$1,438,888,720	$504,789,117

Undistributed net investment loss, net of deferred taxes	$(8,751,687)	$(5,301,455)

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP INCOME FUND	17

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Year Ended November 30, 2011	Period Ended November 30, 2010 1
Per Share Operating Data
Net Asset Value, Beginning Period	$9.83	$10.14	$10.83	$10.00
Loss from investment operations:
Net investment income loss 2	(0.04)	(0.09)	(0.09)	(0.04)
Return of capital 2	0.24	0.48	0.47	0.31
Net realized and unrealized gains	1.07	0.08	(0.24)	1.00
Total from investment operations	1.27	0.47	0.14	1.27
Distributions to shareholders:
Return of capital	(0.32)	(0.70)	(0.83)	(0.44)
Income	—	(0.08)	—	—
Total distributions to shareholders	(0.32)	(0.78)	(0.83)	(0.44)
Net asset value, end of period	$10.78	$9.83	$10.14	$10.83

Total Return, at Net Asset Value 3	13.11%	4.61%	1.27%	13.10%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$786,118	$333,544	$172,056	$58,464
Before (waivers) and income tax expense 4	1.39%	1.51%	1.62%	1.93%
Expense (waivers) 4	(0.04%)	(0.16%)	(0.27%)	(0.58%)
Net of (waivers) and before income tax expense 4	1.35%	1.35%	1.35%	1.35%
Deferred tax expense 4, 5	11.62%	2.02%	(0.77%)	17.05%
Total expense 4	12.97%	3.37%	0.58%	18.40%

Ratio of Investment Loss to Average Net Assets: 4
Before (waivers) and income tax expense	(1.32%)	(1.51%)	(1.61%)	(1.54%)
Expense (waivers)	(0.04%)	(0.16%)	(0.27%)	(0.58%)
Net of (waivers) and before income tax expense	(1.28%)	(1.35%)	(1.34%)	(0.96%)
Deferred tax benefit 6	0.47%	0.47%	0.50%	0.39%
Net investment loss	(0.81%)	(0.88%)	(0.84%)	(0.57%)

Portfolio Turnover Rate	2%	29%	24%	15%

1.	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

18	OPPENHEIMER STEELPATH MLP INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

Class C	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Period Ended November 30, 2010 1
Per Share Operating Data
Net Asset Value, Beginning Period	$9.75	$10.13	$10.66
Loss from investment operations:
Net investment income loss 2	(0.07)	(0.13)	(0.06)
Return of capital 2	0.27	0.51	0.26
Net realized and unrealized gains	1.02	0.02	(0.34)
Total from investment operations	1.22	0.40	(0.14)
Distributions to shareholders:
Return of capital	(0.32)	(0.70)	(0.39)
Income	—	(0.08)	—
Total distributions to shareholders	(0.32)	(0.78)	(0.39)
Net asset value, end of period	$10.65	$9.75	$10.13

Total Return, at Net Asset Value 3	12.70%	3.89%	(1.31%)

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$387,558	$36,764	$2,826
Before (waivers) and income tax expense 4	2.14%	2.37%	4.44%
Expense (waivers) 4	(0.04%)	(0.27%)	(2.34%)
Net of (waivers) and before income tax expense 4	2.10%	2.10%	2.10%
Deferred tax expense 4, 5	11.28%	1.78%	(1.31%)
Total expense 4	13.38%	3.88%	0.79%

Ratio of Investment Loss to Average Net Assets: 4
Before (waivers) and income tax expense	(2.06%)	(2.37%)	(4.44%)
Expense (waivers)	(0.04%)	(0.27%)	(2.34%)
Net of (waivers) and before income tax expense	(2.02%)	(2.10%)	(2.10%)
Deferred tax benefit 6	0.74%	0.75%	0.79%
Net investment loss	(1.28%)	(1.35%)	(1.31%)

Portfolio Turnover Rate	2%	29%	24%

1.	Shares commenced operations at the close of business June 10, 2011.
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
6.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP INCOME FUND	19

FINANCIAL HIGHLIGHTS (Continued)

Class Y 1	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012	Year Ended November 30, 2011	Period Ended November 30, 2010 2
Per Share Operating Data
Net Asset Value, Beginning of Period	$9.89	$10.17	$10.84	$10.00
Loss from investment operations:
Net investment income loss 3	(0.03)	(0.07)	(0.08)	(0.03)
Return of capital 3	0.24	0.49	0.47	0.29
Net realized and unrealized gains	1.09	0.08	(0.23)	1.02
Total from investment operations	1.30	0.50	0.16	1.28
Distributions to shareholders:
Return of capital	(0.32)	(0.70)	(0.83)	(0.44)
Income	—	(0.08)	—	—
Total distributions to shareholders	(0.32)	(0.78)	(0.83)	(0.44)
Net asset value, end of period	$10.87	$9.89	$10.17	$10.84

Total Return, at Net Asset Value 4	13.34%	4.89%	1.46%	13.20%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$265,213	$134,481	$84,506	$68,368
Before (waivers) and income tax expense 5	1.14%	1.27%	1.37%	1.62%
Expense (waivers) 5	(0.04%)	(0.17%)	(0.27%)	(0.52%)
Net of (waivers) and before income tax expense 5	1.10%	1.10%	1.10%	1.10%
Deferred tax expense 5, 6	11.60%	2.10%	(0.65%)	17.22%
Total expense 5	12.70%	3.20%	0.45%	18.32%

Ratio of Investment Loss to Average Net Assets: 5
Before (waivers) and income tax expense	(1.07%)	(1.27%)	(1.37%)	(1.24%)
Expense (waivers)	(0.04%)	(0.17%)	(0.27%)	(0.52%)
Net of (waivers) and before income tax expense	(1.03%)	(1.10%)	(1.10%)	(0.72%)
Deferred tax benefit 7	0.38%	0.38%	0.41%	0.29%
Net investment loss	(0.65%)	(0.72%)	(0.69%)	(0.43%)

Portfolio Turnover Rate	2%	29%	24%	15%

1.	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.
2.	The net asset value for the beginning of the period close of business March 31, 2010 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
3.	Per share amounts calculated based on average shares outstanding during the period.
4.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for less than full period.
6.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

20	OPPENHEIMER STEELPATH MLP INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer SteelPath MLP Income Fund (the “Fund”), a separate series of Oppenheimer SteelPath MLP Funds Trust, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid Master Limited Partnerships. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”).

The Fund offers Class A, Class C, and Class Y shares (formerly Class I shares) for new purchase. Effective June 28, 2013, Class I shares were renamed Class Y shares. The former Class I shares are therefore referenced as Class Y shares throughout this report. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies consistently followed by the Fund.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

OPPENHEIMER STEELPATH MLP INCOME FUND	21

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Concentration Risk Under normal circumstances, the Fund intends to invest at least 90% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLPs operations.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes:

The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 1.7% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2013:

Current tax expense (benefit)
Federal	$—
State	—
Total current tax expense	$—

Deferred tax expense (benefit)
Federal	$43,791,764
State	2,127,028
Total deferred tax expense	$45,918,792

22	OPPENHEIMER STEELPATH MLP INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

Amount
Application of staturory income tax rate	$43,791,764
State income taxes net of federal benefit	2,127,028
Total income tax expense (benefit)	$45,918,792

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences btween the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2013, the Fund determined a valuation allowance was not required. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2013 are as follows:

OPPENHEIMER STEELPATH MLP INCOME FUND	23

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Deferred tax assets:
Net operating loss carryforward (tax basis)	$16,679,216
Capital loss carryforward (tax basis)	—
Organization costs	—
Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(76,234,092)
Total net deferred tax asset/(liability)	$(59,554,876)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2013, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months.

At May 31, 2013, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

24	OPPENHEIMER STEELPATH MLP INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Expiration Date
11/30/2030	$3,877
11/30/2031	4,997,354
11/30/2032	7,364,045
11/30/2033	33,082,181
Total	$45,447,457

At May 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$1,270,615,658
Gross Unrealized Appreciation	$218,559,720
Gross Unrealized Depreciation	(11,127,346)
Net Unrealized Appreciation (Depreciation) on Investments	$207,432,374

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Dividends, if any, are declared and distributed monthly for the Fund. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of the distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Funds’ investments. The actual characterization of the distributions made during the period will not

OPPENHEIMER STEELPATH MLP INCOME FUND	25

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2014. For the six months ended May 31, 2013, the Fund distributions are expected to be comprised of 100% return of capital.

Return of Capital Estimates. Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2013, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.015%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

26	OPPENHEIMER STEELPATH MLP INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Adviser, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

OPPENHEIMER STEELPATH MLP INCOME FUND	27

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Adviser, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

28	OPPENHEIMER STEELPATH MLP INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

(ii) as determined in good faith by the Adviser’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Adviser, when determining the fair value of a security. Fair value determinations by the Adviser are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser, or its third party service provider who is subject to oversight by the Adviser, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)
Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Adviser’s own judgments about assumptions that market participants would use in pricing the asset or liability).

OPPENHEIMER STEELPATH MLP INCOME FUND	29

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2013 based on valuation input level:

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Master Limited Partnership Shares*	$1,297,011,003	$—	$—	$1,297,011,003
Preferred Stock	19,662,008	—	—	19,662,008
Short Term Investments	161,375,021	—	—	161,375,021
Total Assets	$1,478,048.032	$—	$—	$1,478,048,032

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

The Fund did not hold any Level 2 or Level 3 securities during the six months ended May 31, 2013.

There have been no transfers between pricing levels for the Fund. It is the Fund’s policy to recognize transfers at the end of the reporting period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	46,705,541	$495,671,617	26,838,018	$273,658,796
Dividends and/or distributions reinvested	1,006,128	10,517,900	1,518,859	15,375,061
Redeemed	(8,750,910)	(91,051,457)	(11,394,240)	(115,908,389)
Net increase	38,960,759	$415,138,060	16,962,637	$173,125,468

30	OPPENHEIMER STEELPATH MLP INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

3. Shares of Beneficial Interest (Continued)

	Six Months Ended May 31, 2013		Year Ended November 30, 2012
	Shares	Amount	Shares	Amount
Class C
Sold	32,743,482	$345,288,995	3,488,506	$35,251,238
Dividends and/or distributions reinvested	262,003	2,740,443	88,955	888,711
Redeemed	(395,244)	(4,141,395)	(85,093)	(843,880)
Net increase	32,610,241	$343,888,043	3,492,368	$35,296,069

Class Y
Sold	16,838,460	$180,332,010	10,275,296	$105,610,038
Dividends and/or distributions reinvested	330,264	3,487,140	821,796	8,372,978
Redeemed	(6,365,762)	(63,593,169)	(5,810,968)	(59,701,957)
Net increase	10,802,962	$120,225,981	5,286,124	$54,281,059

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$725,371,647	$13,154,206

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and up to $5 Billion	Net Assets in Excess of $5 Billion
0.95%	0.93%	0.90%

OPPENHEIMER STEELPATH MLP INCOME FUND	31

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2015, to the extent that a Fund’s total annual fund operating expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed a certain limit with respect to each class of the Fund. The Expense Limitation Agreement has the effect of capping the Income Fund’s class A, C, and Y share classes at 1.35%, 2.10%, and 1.10%, respectively. A Fund’s net expenses will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s net expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2015 with the approval of the Trust’s Board of Trustees.

The following table represents amounts eligible for recovery at May 31, 2013:

Eligible expense recoupment expiring:
November 30, 2013	$216,936
November 30, 2014	574,482
November 30, 2015	683,544
May 31, 2016	167,385

During the period ended May 31, 2013, the Advisor did not recoup any expenses.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

32	OPPENHEIMER STEELPATH MLP INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plans for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If the Class C plan is terminated by the Fund or by the shareholders, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
May 31, 2013	$—	$16,510

6. Subsequent Event

Share Class Changes. Effective June 28, 2013 of the Fund, Class I shares were renamed Class Y shares. Class Y shares are sold at the net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans among others. Also on that date, the Fund began offering newly created Class I shares, which are only available to eligible institutional investors.

OPPENHEIMER STEELPATH MLP INCOME FUND	33

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614, (ii) on the Fund’s website at steelpath.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	OPPENHEIMER STEELPATH MLP INCOME FUND

OPPENHEIMER STEELPATH MLP INCOME FUND

Trustees and Officers	Sam Freedman, Trustee, Chairman of the Board of Trustees
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Stuart Cartner, Vice President
Gabriel Hammond, Vice President
Brian Watson, Vice President
Sean Wells, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Administrator/Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.

Legal Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OFI SteelPath, Inc. All rights reserved.

OPPENHEIMER STEELPATH MLP INCOME FUND	35

PRIVACY POLICY NOTICE

As a customer of OFI SteelPath, Inc., or one of its affiliates, you may share with us non-public, personal information that we may use to provide products or services to you or your business. We are committed to protecting the confidentiality of any non-public, personal information that we collect.

This document summarizes the actions we have taken to ensure the privacy of the information you provide. We encourage you to read this document carefully and to contact us if you have any questions.

Collection of Information

OFI SteelPath, Inc., collects personal information so that we may offer the highest quality products and services. The information we gather and the extent to which we use it will vary depending on the product or service involved. We collect information that helps serve your financial needs; provide high levels of customer service; develop and offer new products or services for our customers; and fulfill legal and regulatory requirements. This information may include, but is not limited to, name, age, address, Social Security number, annual income, and relevant third-party reports.

Safeguards to Protect Your Personal Information

OFI SteelPath, Inc., has implemented security standards and processes—including physical, electronic and procedural safeguards—intended to protect the non-public, personal information our customers have entrusted to us.

OFI SteelPath, Inc., limits access to non-public, personal information to employees, registered representatives or agents who need information to provide our customers with products or services. These individuals are trained to respect the confidentiality of your information and expected to protect this information from inappropriate access, disclosure, and modification.

Disclosure of Information

OFI SteelPath, Inc., may disclose non-public, personal information you provide, as required to conduct our business and as permitted or required by law. We may share your information with regulatory or law enforcement agencies, reinsurers and others, as permitted or required by law.

OFI SteelPath, Inc., reserves the right to share or exchange non-public, personal information with companies engaged to work with us, such as third-party administrators and vendors hired to effect, administer or enforce a transaction that you request or authorize; to develop or maintain software; to perform market research; or to provide us with demographic information to develop marketing plans. We require these companies to maintain the confidentiality of customer information and use it only for the purpose for which it was provided.

36	OPPENHEIMER STEELPATH MLP INCOME FUND

PRIVACY POLICY NOTICE (Continued)

OFI SteelPath, Inc., does not however, sell or share customer information with outside parties who want to market their products to you. We will not share non-public, personal information with third-party financial services entities, such as banks, credit unions, credit union service corporations, insurance companies, or securities broker-dealers, for purposes of joint marketing unless you direct us to, or unless we notify you first.

Further Information

If you have questions about our privacy policy, or if you would like to request information we have on file, please write to us at our primary office, OFI SteelPath, Inc. Two World Financial Center, New York, NY 10281-1008. Please provide your complete name and address. For more detailed information about our privacy policy, please email us at privacy@SteelPath.com or call at 303-738-3200.

Our Commitment to Privacy

In the financial services business, lasting relationships are built upon mutual respect and trust. With that in mind, we will review and revise our privacy policy and procedures at minimum once per year. If any provision of our privacy policy is found to be non-compliant, then that provision will be modified to reflect the appropriate state or federal requirement. If any modifications are made, all remaining provisions of this privacy policy will remain in effect. While our policy may change from time to time, you can always review our current policy online at www.SteelPath.com/privacypolicy.html.

OPPENHEIMER STEELPATH MLP INCOME FUND	37

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38	OPPENHEIMER STEELPATH MLP INCOME FUND

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OPPENHEIMER STEELPATH MLP INCOME FUND	39

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

P.O. Box 2175
Milwaukee, WI 53201
Toll Free **888.614.6614**
steelpath.com

The SteelPath funds are distributed by OppenheimerFunds Distributor, Inc.
© 2013 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1390.001.0513 July 22, 2013

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

OPPENHEIMER

STEELPATH MLP ALPHA PLUS FUND

SEMIANNUAL REPORT 5.31.2013

Fund Performance Discussion	3
Top Holdings and Allocations	6
Share Class Performance	7
Fund Expenses	9
Statement of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	21
Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments	35
Trustees and Officers	36
Privacy Policy Notice	37

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/13

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Lipper Equity Income Funds Index	Alerian MLP Index	S&P 500 Index
6-Month	15.47%	8.79%	15.89%	14.68%	16.43%
1-Year	27.29	19.95	26.93	28.61	27.28
Since Inception (2/6/12)	15.40	10.31	17.40	15.88	18.49

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614.

2	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

Fund Performance Discussion

We thank you for investing with Oppenheimer SteelPath MLP Funds. Our current fiscal year ends on November 30, 2013 and we would like to share our thoughts on the latest semi-annual period (from December 1, 2012 to May 31, 2013).

Over the six-month reporting period, the Master Limited Partnership (“MLP”) sector, as measured by the Alerian MLP Index (AMZ), underperformed the broader markets, as measured by the S&P 500 Index. Notably, MLPs underperformed in the first of those months, December 2012, by approximately 400 basis points (bps) as it appears typical year-end tax loss selling may have also been combined with selling from investors looking to capture gains ahead of potential 2013 tax changes. Such personal income tax management seems often to impact MLPs more than the broader markets perhaps owing to the fact that the MLP investor base remains dominated by individual investors.

The December weakness was offset by a January rally of 11.9%. Over the 2012 calendar year, MLPs underperformed the broader markets by 14.7% and so the January rally appears to have largely reflected a bounce from this weakness. For context, since the inception of the AMZ, the January rally was second only to the 13.9% gain in January 2009 when the sector bounced from an over-sold condition in the wake of the financial crisis.

Following the January rally, the sector generally traded in line with the broader markets until underperforming in the last month of the period, May 2013, when fears of rising interest rates appeared to spark profit taking. While MLPs lost 2.9% in May versus a broader market gain of 2.0%, the sector provided greater stability than other yielding equities such as REITs, which lost 6.1%, and Utilities, which lost 10.0% over the month.

MLP public equity issuance over the six-month reporting period ended May 31, 2013, totaled $12.1 billion versus the $8.9 billion issued over the same period in the previous year. Potentially, this large equity issuance calendar may have contributed to the sector’s modest underperformance versus the broader markets. However, when considering only midstream, or infrastructure businesses, the public equity issuance total is reduced to $8.7 billion suggesting a better supply/demand fundamental for the midstream MLP subsectors.

MLPs, as measured by the AMZ, provided a simple return1 of 11.5% for the six-month period ended May 31, 2013 versus the 15.2% simple return provided by the S&P 500 Index. The performance comparison improved on a total return basis, after distributions or dividends paid are included. Over the same period, MLPs provided a 14.7% total return versus the 16.4% total return provided by the S&P 500 Index.

1
Simple return reflects Index performance without including the impact of distributions/dividends. A simple return is also referred to as price return or price appreciation. Total return reflects Index performance including the impact of distributions/dividends.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	3

Macro Review

Each of the midstream-MLP subsectors provided strong average price performance for the six-month reporting period, albeit with large variations across individual names. However, those subsectors providing the best price performance continued to be those most clearly benefiting from the U.S. energy renaissance in the production of crude oil. In particular, the petroleum product and crude oil pipeline subsectors once again led performance across the MLP space.

The worst performing subsectors for the period were those subsectors that generally carry greater exposure to commodity prices. Specifically, two non-midstream MLP subsectors, coal and exploration and production (E&P) MLPs, provided weak returns for the period. Weakness within the coal subsector likely reflects continued market concern on the outlook for coal pricing in the face of abundant and cheap natural gas as a competing electric generating fuel and the potential for even greater regulatory pressure on the use of coal. E&P MLPs may have suffered from a tempering of expectations for crude oil pricing in the face of global economic growth that remains tame while crude production trends continue to improve. Also among the weakest subsectors for the period were the large-cap diversified MLPs. Weakness within this subsector appeared primarily related to depressed natural gas liquids (NGL) pricing which resulted in some disappointing guidance revisions and a market shift toward greater growth prospects that can generally be found in some of the smaller cap names.

Fund Review

Key contributors to the Oppenheimer SteelPath MLP Alpha Plus Fund were Genesis Energy, L.P. (GEL) and Plains All American Pipeline, LP (PAA).

GEL appeared to finally catch the attention of investors with another strong quarter of performance and a top tier distribution growth profile supported by ample cash flow coverage. The partnership has created a diverse and strategically well positioned footprint of crude oil handling and transportation assets and we believe is well positioned to continue to benefit from the macro trend of robust domestic crude oil production growth.

PAA continues to benefit from its diverse liquids handling footprint highlighted by a 9.8% year-over-year increase to its distribution rate, which outpaced the partnership’s previously increased guidance for distribution growth of 7-9%. Further, the partnership increased its 2013 distribution growth guidance from a range of 7-8% to 9-10% and, more recently, raised previous second quarter cash flow guidance by 10%.

Key detractors to the Oppenheimer SteelPath MLP Alpha Plus Fund were ONEOK Partners, L.P. (OKS) and Williams Partners, L.P. (WPZ).

4	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

OKS’s units came under pressure as natural gas liquids (NGL) price weakness resulted in disappointing guidance revisions for the coming year. However, the partnership’s large slate of fee-based organic growth projects are expected to significantly lower its exposure to commodity price changes post completion. Given the stability of projects under development, the partnership is looking for robust distribution growth of 8-12% per year for 2012-15.

WPZ’s unit price was impacted by a secondary equity offering during the first quarter 2013; secondary equity offerings typically result in some price weakness within the MLP sector. The partnership also lowered its 2013 guidance over the period. However, the partnership’s large slate of organic growth, or greenfield, projects provides a clear path to a substantial increase in fee-based cash flows which should reduce the impact of that portion of the partnership’s business that presents greater margin volatility.

Outlook

Though crude oil and NGL prices may disappoint the market in 2013, as production success could continue to outpace the logistical and industrial changes needed to spur demand, we remain confident in our outlook for midstream MLPs. We note both crude oil and NGL pricing could fall substantially while still supporting robust producer activity and volume growth to the benefit of energy infrastructure operators.

The opportunity set created by the macro trend of dramatic growth in domestic crude oil, natural gas, and NGL production volumes is widespread, robust and long-term in nature. We prefer to seek exposure to these dynamics through names with fee or fee-like exposure to this volume growth versus commodity price exposure as we believe such entities offer the most attractive risk-to-reward opportunity within the sector.

Sincerely,

The OFI SteelPath Investment Committee

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	5

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP HOLDINGS

Enterprise Products Partners LP	11.55%
Plains All American Pipeline LP	10.66%
Energy Transfer Equity LP	10.06%
Holly Energy Partners LP	8.66%
Sunoco Logistics Partners LP	8.66%
El Paso Pipeline Partners LP	8.49%
Genesis Energy LP	8.20%
TC Pipelines LP	7.63%
MarkWest Energy Partners LP	6.52%
Magellan Midstream Partners LP	6.26%

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and are based on the total market value of Investments.

6	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPLX)	2/6/12	15.47%	27.29%	15.40%
Class C (MLPMX)	5/22/12	14.99%	26.38%	23.98%
Class Y (MLPNX) *	12/30/11	15.62%	27.70%	15.67%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPLX)	2/6/12	8.79%	19.95%	10.31%
Class C (MLPMX)	5/22/12	13.99%	25.38%	23.98%
Class Y (MLPNX) *	12/30/11	15.62%	27.70%	15.67%

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 7 of the Notes to Financial Statements for additional information.

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the Lipper Equity Income Funds Index, the S&P 500 Index and the Alerian MLP Index. The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. The S&P 500 Index is an index of large-capitalization equity securities that is a measure of the general domestic stock market. The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a price-return basis (AMZ). The Fund has changed its broad-based benchmark Index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes a more appropriate measure of

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	7

the Fund’s performance. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OFI SteelPath, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting steelpath.com, or calling 1.888.614.6614. Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $24.00 fee imposed annually on accounts valued at less than $10,000 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	9

Actual	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During 6 Months Ended May 31, 2013
Class A	$1,000.00	$1,154.70	$13.00
Class C	1,000.00	1,149.90	17.02
Class Y *	1,000.00	1,156.20	11.64

Hypothetical (5% return before expenses)
Class A	1,000.00	1,012.93	12.14
Class C	1,000.00	1,009.17	15.90
Class Y *	1,000.00	1,014.20	10.87

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds and deferred tax benefit/(expense), based on the 6-month period ended May 31, 2013 are as follows:

Class	Expense Ratios
Class A	2.42%
Class C	3.18
Class Y *	2.16

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 7 of the Notes to Financial Statements for additional information.

10	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

STATEMENT OF INVESTMENTS May 31, 2013 / Unaudited

Description	Shares	Value
Master Limited Partnership Shares — 138.4%
Diversified — 21.2%
Enterprise Products Partners LP 1	144,835	$8,601,751
ONEOK Partners LP 1	54,018	2,795,972
Williams Partners LP 1	88,196	4,400,098
Total Diversified		15,797,821

Gathering/Processing — 25.7%
Access Midstream Partners LP 1	71,222	3,063,970
DCP Midstream Partners LP 1	47,010	2,247,078
MarkWest Energy Partners LP 1	73,739	4,854,976
Regency Energy Partners LP 1	98,386	2,522,617
Targa Resources Partners LP	60,403	2,809,344
Western Gas Equity Partners LP 1	8,529	319,155
Western Gas Partners LP 1	56,192	3,305,775
Total Gathering/Processing		19,122,915

Natural Gas Pipelines — 30.9%
El Paso Pipeline Partners LP 1	153,965	6,326,422
Energy Transfer Equity LP 1	131,052	7,490,932
Spectra Energy Partners LP 1	98,759	3,516,808
TC Pipelines LP 1	130,348	5,679,263
Total Natural Gas Pipelines		23,013,425

Description	Shares	Value
Petroleum Transportation — 60.6%
Buckeye Partners LP 1	54,100	$3,578,174
Enbridge Energy Partners LP 1	67,092	1,979,885
Genesis Energy LP 1	121,782	6,107,367
Holly Energy Partners LP 1	179,459	6,453,346
Magellan Midstream Partners LP 1	89,742	4,665,687
MPLX LP 1	13,590	504,597
NuStar Energy LP 1	72,021	3,355,458
Oiltanking Partners LP 1	11,162	552,519
Plains All American Pipeline LP 1	141,258	7,935,874
Sunoco Logistics Partners LP 1	106,567	6,451,566
Tesoro Logistics LP 1	38,640	2,397,226
Transmontaigne Partners LP 1	28,182	1,183,362
Total Petroleum Transportation		45,165,061

Total Master Limited Partnership Shares
(identified cost $98,931,278)		103,099,222

Short-Term Investments — 2.1%
Money Market — 2.1%
Fidelity Treasury Portfolio, 0.010% 2
(identified cost $ 1,566,265)	1,566,265	1,566,265

Total Investments — 140.5%
(identified cost $100,497,543)		104,665,487
Liabilities In Excess of Other Assets — (40.5)%		(30,189,198)
Net Assets — 100.0%		$74,476,289

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	11

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

LP — Limited Partnership

1.	As of May 31, 2013, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $53,265,435 as of May 31, 2013.

2.	Variable rate security; the coupon rate represents the rate at May 31, 2013.

See accompanying Notes to Financial Statements.

12	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2013 / Unaudited

Assets
Investment securities:
At acquisition cost	$100,497,543
At fair value	$104,665,487
Cash	813,325
Deferred tax asset	296,106
Dividends receivable	32
Receivable for investments sold	439,638
Receivable for capital stock sold	2,272,609
Prepaid expenses	33,323
Total assets	108,520,520

Liabilities
Interest Expense Payable	22,977
Payable for capital stock redeemed	6,121,004
Payable for investments purchased	145,856
Deferred tax liability	1,681,623
Payable to Advisor	83,518
Payable for 12b-1 fees, Class A	8,067
Payable for 12b-1 fees, Class C	6,885
Line of credit	25,914,571
Other liabilities	59,730
Total liabilities	34,044,231

Net Assets	$74,476,289

Composition of Net Assets
Par value of shares of beneficial interest	$6,683
Additional paid-in capital	72,130,615
Undistributed net investment loss, net of deferred taxes	(293,166)
Accumulated undistributed net realized gains on investments, net of deferred taxes	14,688
Net unrealized appreciation on investments, net of deferred taxes	2,617,469
Net Assets	$74,476,289

Net Asset Value, Offering Price and Redemption Proceeds Per Share ($0.001 Par Value, Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share	$11.13
Offering price per share	$11.81
Class C Shares:
Net asset value, offering price and redemption proceeds per share	$11.06
Class Y Shares: *
Net asset value, offering price and redemption proceeds per share	$11.18

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	13

STATEMENT OF ASSETS AND LIABILITIES Unaudited / (Continued)

Net Assets:
Class A shares	$44,626,437
Class C shares	5,881,521
Class Y shares *	23,968,331
Total Net Assets	$74,476,289

Shares Outstanding:
Class A shares	4,008,235
Class C shares	531,754
Class Y shares *	2,143,239
Total Shares Outstanding	6,683,228

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 7 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

14	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2013 / Unaudited

Investment Income
Distributions from Master Limited Partnerships	$1,275,542
Less return of capital on distributions	(1,275,542)
Dividend income	102
Total investment income	102

Expenses
Investment advisory fee	209,862
Registration fees	46,528
Legal, auditing, and other professional services	39,620
Transfer agent fees	34,775
Administrative fees	27,310
12b-1 fees, Class A	25,715
Custody fees	10,748
12b-1 fees, Class C	10,306
Printing and postage	9,690
Trustees' fees	5,545
CCO fees	132
Insurance premiums	33
Miscellaneous	2,869
Total expenses, before waivers	423,133
Less expense waivers	(93,305)
Net expenses, before interest on Line of Credit and deferred taxes	329,828
Interest expense on Line of Credit	69,892
Net expenses, before deferred taxes	399,720

Net investment loss, before deferred taxes	(399,618)
Deferred tax benefit	148,658
Net investment loss, net of deferred taxes	(250,960)

Net Realized and Unrealized Gains on Investments:
Net Realized Gains
Investments	95,841
Deferred tax expense	(35,653)
Net realized gains, net of deferred taxes	60,188
Net Change in Unrealized Appreciation
Investments	3,894,946
Deferred tax expense	(1,448,920)
Net change in unrealized appreciation, net of deferred taxes	2,446,026

Net realized and unrealized gains on investments, net of deferred taxes	2,506,214
Change in net assets resulting from operations	$2,255,254

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	15

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Period Ended November 30, 2012 *
Operations
Net investment loss, net of deferred taxes	$(250,960)	$(42,206)
Net realized gains/(losses) on investments, net of deferred taxes	60,188	(45,500)
Net change in unrealized appreciation on investments, net of deferred taxes	2,446,026	171,443
Change in net assets resulting from operations	2,255,254	83,737

Distributions to Shareholders
Distributions to shareholders from return of capital:
Class A shares	(724,730)	(118,634)
Class C shares	(84,429)	(15,486)
Class Y shares **	(352,223)	(59,951)
Change in net assets resulting from distributions to shareholders	(1,161,382)	(194,071)

Beneficial Interest Transactions
Class A	37,068,939	6,958,027
Class C	5,278,938	589,566
Class Y **	21,911,917	1,685,364
Change in net assets resulting from capital share transactions	64,259,794	9,232,957
Change in net assets	65,353,666	9,122,623

Net Assets
Beginning of period	9,122,623	—
End of period	$74,476,289	$9,122,623

Undistributed net investment loss, net of deferred taxes	$(293,166)	$(42,206)

*	The Fund commenced operations on the close of business December 30, 2011.

**	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 7 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

16	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

STATEMENT OF CASH FLOWS May 31, 2013 / Unaudited

Cash flows from operating activities
Net increase in net assets resulting from operations	$2,255,254
Non cash items included in operations:
Deferred income taxes	1,335,915
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term portfolio investments	(89,221,120)
Sales of long-term portfolio investments	1,219,978
Purchases of short-term portfolio investments, net	(1,566,265)
Return of capital distributions received from Master Limited Partnerships	1,275,542
Increase in receivable for investments sold	(254,567)
Increase in receivable for capital stock purchased	(2,272,609)
Increase in prepaid expenses	(10,070)
Increase in receivable for dividends	(32)
Increase in payable to Advisor	67,610
Increase in payable for capital stock redeemed	6,116,240
Decrease in payable for investments purchased	(212,361)
Decrease in other liabilities	(11,100)
Increase in payable for 12b-1 fees, Class A	6,623
Increase in payable for 12b-1 fees, Class C	6,848
Increase in interest expense payable	22,449
Net realized gain on investments	(95,841)
Net change in accumulated unrealized appreciation on investments	(3,894,946)
Net cash used in operating activities	(85,232,452)

Cash flows from financing activities
Proceeds from shares sold	71,852,527
Payment of shares redeemed	(8,607,319)
Distributions paid to shareholders, net of reinvestments	(146,797)
Net increase in line of credit	22,753,367
Net cash provided by financing activities	85,851,778

Net change in cash	619,326
Cash at beginning of period	193,999
Cash at end of period	$813,325

Supplemental disclosure of cash flow information:

Cash paid on interest of $47,443.

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $1,014,586.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	17

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended May 31, 2013 (Unaudited)		Period Ended November 30, 2012 1
Per Share Operating Data
Net Asset Value, Beginning of Period	$9.93		$10.14
Loss from investment operations:
Net investment income loss 2	(0.08)		(0.14)
Return of capital 2	0.26		0.46
Net realized and unrealized gains	1.35		0.12
Total from investment operations	1.53		0.44
Distributions to shareholders:
Return of capital	(0.33)		(0.65)
Net asset value, end of period	$11.13		$9.93

Total Return, at Net Asset Value 3	15.47%		4.56%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$44,626		$6,915
Before (waivers) and income tax expense 4	2.87%		9.02%
Expense (waivers) 4	(0.45%)		(6.42%)
Net of (waivers) and before income tax expense 4	2.42	%5	2.60	%5
Deferred tax expense 4, 6	7.97%		4.04%
Total expense 4	10.39%		6.64%

Ratio of Investment Loss to Average Net Assets: 4
Before (waivers) and income tax expense	(2.87%)		(9.02%)
Expense (waivers)	(0.45%)		(6.42%)
Net of (waivers) and before income tax expense	(2.42%)		(2.60%)
Deferred tax benefit 7	0.90%		0.97%
Net investment loss	(1.52%)		(1.63%)

Portfolio Turnover Rate	3%		69%

1.	Shares commenced operations at the close of business February 6, 2012
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Includes interest expense. Without interest expense, the net expense ratio would be 2.00% for Class A.
6.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

18	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

FINANCIAL HIGHLIGHTS (Continued)

Class C	Six Months Ended May 31, 2013 (Unaudited)		Period Ended November 30, 2012 1
Per Share Operating Data
Net Asset Value, Beginning of Period	$9.91		$9.45
Loss from investment operations:
Net investment income loss 2	(0.11)		(0.11)
Return of capital 2	0.32		0.28
Net realized and unrealized gains	1.27		0.62
Total from investment operations	1.48		0.79
Distributions to shareholders:
Return of capital	(0.33)		(0.33)
Net asset value, end of period	$11.06		$9.91

Total Return, at Net Asset Value 3	14.99%		8.39%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$5,882		$604
Before (waivers) and income tax expense 4	4.79%		11.88%
Expense (waivers) 4	(1.61%)		(8.57%)
Net of (waivers) and before income tax expense 4	3.18	%5	3.31	%5
Deferred tax expense 4, 6	7.70%		4.16%
Total expense 4	10.88%		7.47%

Ratio of Investment Loss to Average Net Assets: 4
Before (waivers) and income tax expense	(4.79%)		(11.88%)
Expense (waivers)	(1.61%)		(8.57%)
Net of (waivers) and before income tax expense	(3.18%)		(3.31%)
Deferred tax benefit 7	1.18%		1.23%
Net investment loss	(2.00%)		(2.08%)

Portfolio Turnover Rate	3%		69%

1.	Shares commenced operations at the close of business May 22, 2012
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.
5.	Includes interest expense. Without interest expense, the net expense ratio would be 2.75% for Class C.
6.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
7.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	19

FINANCIAL HIGHLIGHTS (Continued)

Class Y 1	Six Months Ended May 31, 2013 (Unaudited)		Period Ended November 30, 2012 2
Per Share Operating Data
Net Asset Value, Beginning of Period	$9.96		$10.00
Loss from investment operations:
Net investment income loss 3	(0.08)		(0.12)
Return of capital 3	0.27		0.48
Net realized and unrealized gains	1.36		0.25
Total from investment operations	1.55		0.61
Distributions to shareholders:
Return of capital	(0.33)		(0.65)
Net asset value, end of period	$11.18		$9.96

Total Return, at Net Asset Value 4	15.62%		6.33%

Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets:
Net assets, end of period (in thousands)	$23,968		$1,604
Before (waivers) and income tax expense 5	2.73%		24.82%
Expense (waivers) 5	(0.57%)		(22.71%)
Net of (waivers) and before income tax expense 5	2.16	%6	2.11	%6
Deferred tax expense 5, 7	8.00%		(2.88%)
Total expense 5	10.16%		(0.77%)

Ratio of Investment Loss to Average Net Assets: 5
Before (waivers) and income tax expense	(2.73%)		(24.82%)
Expense (waivers)	(0.57%)		(22.71%)
Net of (waivers) and before income tax expense	(2.16%)		(2.11%)
Deferred tax benefit 8	0.81%		0.79%
Net investment loss	(1.35%)		(1.32%)

Portfolio Turnover Rate	3%		69%

1.	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 7 of the Notes to Financial Statements for additional information.
2.	The net asset value for the beginning of the period close of business December 30, 2011 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
3.	Per share amounts calculated based on average shares outstanding during the period.
4.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for less than full period.
6.	Includes interest expense. Without interest expense, the net expense ratio would be 1.75% for Class I.
7.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
8.	Deferred tax benefit for the ratio calculation is derived from net investment income/loss only.

See accompanying Notes to Financial Statements.

20	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer SteelPath MLP Alpha Plus Fund (the “Fund”), a separate series of Oppenheimer SteelPath MLP Funds Trust, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek to provide investors with capital appreciation and, as a secondary objective, current income. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”).

The Fund offers Class A, Class C, and Class Y shares (formerly Class I shares) for new purchase. Effective June 28, 2013, Class I shares were renamed Class Y shares. The former Class I shares are therefore referenced as Class Y shares throughout this report. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies consistently followed by the Fund.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	21

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Concentration Risk. Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLPs operations.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Income Taxes:

The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. As a corporation, the Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated rate of 2.2% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2013:

Current tax expense (benefit)
Federal	$—
State	—
Total current tax expense	$—

Deferred tax expense (benefit)
Federal	$1,256,909
State	79,006
Total deferred tax expense	$1,335,915

22	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

The reconciliation between the federal statutory income tax rate of 35% and the effective tax rate on net investment income (loss) and realized and unrealized gain (loss) follows:

Amount
Application of staturory income tax rate	$1,256,909
State income taxes net of federal benefit	79,006
Total income tax expense (benefit)	$1,335,915

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences btween the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if based on the evaluation criterion provided by ASC 740, Income Taxes (ASC 740) that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Fund’s valuation allowance: the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused. At May 31, 2013, the Fund determined a valuation allowance was not required. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	23

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2013 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis)	$296,106

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	(1,681,623)
Total net deferred tax asset/(liability)	$(1,385,517)

Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax benefit/(liability).

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2013, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months.

24	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

At May 31, 2013, the Fund had net operating loss carryforwards for federal income tax purposes, which may be carried forward for 20 years, as follows:

Expiration Date
11/30/2032	$30,185
11/30/2033	765,798
Total	$795,983

During the period ended May 31, 2013, the Fund utilized $48,187 of capital loss carryforward.

At May 31, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$100,149,851
Gross Unrealized Appreciation	$6,436,506
Gross Unrealized Depreciation	(1,920,870)
Net Unrealized Appreciation (Depreciation) on Investments	$4,515,636

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Dividends, if any, are declared and distributed quarterly for the Fund. The estimated characterization of the distributions paid will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. It is anticipated that

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	25

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

a significant portion of the distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form DIV in February 2014. For the six months ended May 31, 2013, the Fund distributions are expected to be comprised of 100% return of capital.

Return of Capital Estimates: Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2013, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.015%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

26	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Adviser, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	27

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Adviser, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

28	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

(ii) as determined in good faith by the Adviser’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Adviser, when determining the fair value of a security. Fair value determinations by the Adviser are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser, or its third party service provider who is subject to oversight by the Adviser, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)
Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Adviser’s own judgments about assumptions that market participants would use in pricing the asset or liability).

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	29

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2013 based on valuation input level:

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Master Limited Partnership Shares*	$103,099,222	$—	$—	$103,099,222
Short Term Investments	1,566,265	—	—	1,566,265
Total Assets	$104,665,487	$—	$—	$104,665,487

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

The Fund did not hold any Level 2 or Level 3 securities during the six months ended May 31, 2013.

There have been no transfers between pricing levels for the Fund. It is the Fund’s policy to recognize transfers at the end of the reporting period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2013		Period Ended November 30, 2012 1
	Shares	Amount	Shares	Amount
Class A
Sold	3,970,485	$44,439,448	763,735	$7,634,170
Dividends and/or distributions reinvested	55,633	625,073	11,706	115,630
Redeemed	(714,092)	(7,995,582)	(79,232)	(791,773)
Net increase	3,312,026	$37,068,939	696,209	$6,958,027

30	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

3. Shares of Beneficial Interest (Continued)

	Six Months Ended May 31, 2013		Period Ended November 30, 2012 1
	Shares	Amount	Shares	Amount
Class C
Sold	471,302	$5,284,006	60,112	$580,917
Dividends and/or distributions reinvested	5,399	60,385	1,554	15,321
Redeemed	(5,913)	(65,453)	(700)	(6,672)
Net increase	470,788	$5,278,938	60,966	$589,566

Class Y
Sold	2,002,024	$22,129,073	283,356	$2,866,970
Dividends and/or distributions reinvested	29,068	329,128	6,079	59,951
Redeemed	(48,844)	(546,284)	(128,444)	(1,241,557)
Net increase	1,928,248	$21,911,917	160,991	$1,685,364

1.	For the period from commencement of operations through November 30, 2012, for Class A, Class C, and Class Y shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$89,221,120	$1,219,978

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and up to $5 Billion	Net Assets in Excess of $5 Billion
1.25%	1.23%	1.20%

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	31

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2015, to the extent that a Fund’s total annual fund operating expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed a certain limit with respect to each class of the Fund. The Expense Limitation Agreement has the effect of capping the Alpha Plus Fund’s class A, C, and Y share classes at 2.00%, 2.75%, and 1.75% respectively. The Fund’s net expenses will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s net expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2015 with the approval of the Trust’s Board of Trustees.

The following table represents amounts eligible for recovery at May 31, 2013:

Eligible expense recoupment expiring:
November 30, 2015	$316,212
May 31, 2016	93,305

During the period ended May 31, 2013, the Advisor did not recoup any expenses.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

32	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plans for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If the Class C plan is terminated by the Fund or by the shareholders, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
May 31, 2013	$—	$—

6. Loan Pledge Agreement

The Fund has a $50 million revolving credit agreement with Bank of America, N.A. (“BOA Loan Agreement”) to engage in permitted borrowing. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. Amounts borrowed under the BOA Loan Agreement are invested by the Fund under the direction of the Manager, consistent with the Fund’s investment objectives and policies, and as such are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. The loan is fully collateralized throughout the term of the loan with securities or other assets of the Fund. Securities that have been pledged as collateral for the loan are indicated in the Schedule of

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	33

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

6. Loan Pledge Agreement (Continued)

Investments. Bank of America shall have the right at any time, upon 180 days’ prior written notice to Alpha Plus Fund, or upon such shorter notice period as mutually agreed upon, to permanently terminate BOA Loan Agreement.

Borrowings under the BOA Loan Agreement are charged interest at a calculated rate computed by Bank of America based on LIBOR plus 0.90% per annum. A commitment fee at the rate of 0.10% per annum is charged for any undrawn portion of the credit facility. The loan is due 180 days following demand by Bank of America. The loan balance at May 31, 2013 was $25,914,571. For the six months ended May 31, 2013, information related to borrowings under the BOA Loan Agreement is as follows:

Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
1.10%	$11,341,230	182	$69,892	$25,917,576

7. Subsequent Event

Share Class Changes. Effective June 28, 2013 of the Fund, Class I shares were renamed Class Y shares. Class Y shares are sold at the net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans among others. Also on that date, the Fund began offering newly created Class I shares, which are only available to eligible institutional investors.

34	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614 (ii) on the Fund’s website at steelpath.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	35

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

Trustees and Officers	Sam Freedman, Trustee, Chairman of the Board of Trustees
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Stuart Cartner, Vice President
Gabriel Hammond, Vice President
Brian Watson, Vice President
Sean Wells, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Administrator/Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.

Legal Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OFI SteelPath, Inc. All rights reserved.

36	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

PRIVACY POLICY NOTICE

As a customer of OFI SteelPath, Inc., or one of its affiliates, you may share with us non-public, personal information that we may use to provide products or services to you or your business. We are committed to protecting the confidentiality of any non-public, personal information that we collect.

This document summarizes the actions we have taken to ensure the privacy of the information you provide. We encourage you to read this document carefully and to contact us if you have any questions.

Collection of Information

OFI SteelPath, Inc., collects personal information so that we may offer the highest quality products and services. The information we gather and the extent to which we use it will vary depending on the product or service involved. We collect information that helps serve your financial needs; provide high levels of customer service; develop and offer new products or services for our customers; and fulfill legal and regulatory requirements. This information may include, but is not limited to, name, age, address, Social Security number, annual income, and relevant third-party reports.

Safeguards to Protect Your Personal Information

OFI SteelPath, Inc., has implemented security standards and processes—including physical, electronic and procedural safeguards—intended to protect the non-public, personal information our customers have entrusted to us.

OFI SteelPath, Inc., limits access to non-public, personal information to employees, registered representatives or agents who need information to provide our customers with products or services. These individuals are trained to respect the confidentiality of your information and expected to protect this information from inappropriate access, disclosure, and modification.

Disclosure of Information

OFI SteelPath, Inc., may disclose non-public, personal information you provide, as required to conduct our business and as permitted or required by law. We may share your information with regulatory or law enforcement agencies, reinsurers and others, as permitted or required by law.

OFI SteelPath, Inc., reserves the right to share or exchange non-public, personal information with companies engaged to work with us, such as third-party administrators and vendors hired to effect, administer or enforce a transaction that you request or authorize; to develop or maintain software; to perform market research; or to provide us with demographic information to develop marketing plans. We require these companies to maintain the confidentiality of customer information and use it only for the purpose for which it was provided.

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	37

PRIVACY POLICY NOTICE (Continued)

OFI SteelPath, Inc., does not however, sell or share customer information with outside parties who want to market their products to you. We will not share non-public, personal information with third-party financial services entities, such as banks, credit unions, credit union service corporations, insurance companies, or securities broker-dealers, for purposes of joint marketing unless you direct us to, or unless we notify you first.

Further Information

If you have questions about our privacy policy, or if you would like to request information we have on file, please write to us at our primary office, OFI SteelPath, Inc. Two World Financial Center, New York, NY 10281-1008. Please provide your complete name and address. For more detailed information about our privacy policy, please email us at privacy@SteelPath.com or call at 303-738-3200.

Our Commitment to Privacy

In the financial services business, lasting relationships are built upon mutual respect and trust. With that in mind, we will review and revise our privacy policy and procedures at minimum once per year. If any provision of our privacy policy is found to be non-compliant, then that provision will be modified to reflect the appropriate state or federal requirement. If any modifications are made, all remaining provisions of this privacy policy will remain in effect. While our policy may change from time to time, you can always review our current policy online at www.SteelPath.com/privacypolicy.html.

38	OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

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OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND	39

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

P.O. Box 2175
Milwaukee, WI 53201
Toll Free **888.614.6614**
steelpath.com

The SteelPath funds are distributed by OppenheimerFunds Distributor, Inc.
© 2013 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1393.001.0513 July 22, 2013

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

OPPENHEIMER

STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

SEMIANNUAL REPORT 5.31.2013

Fund Performance Discussion	3
Top Holdings and Allocations	5
Share Class Performance	6
Fund Expenses	8
Statement of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	20
Portfolio Proxy Voting Policies and Procedures; Updates to Statements of Investments	31
Trustees and Officers	32
Privacy Policy Notice	33

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 5/31/13

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays U.S. Aggregate Bond Index	Barclays Investment Grade Natural Gas Pipelines Index	Lipper Equity Income Funds Index	S&P 500 Index
6-Month	(0.43%)	(6.20%)	(1.05%)	(0.67%)	15.89%	16.43%
1-Year	2.88	(3.08)	0.91	4.77	26.93	27.28
Since Inception (2/6/12)	1.64	(2.84)	1.93	6.56	17.40	18.49

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614.

2	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

Fund Performance Discussion

We thank you for investing with the Oppenheimer SteelPath MLP Debt and Infrastructure Fund. Our current fiscal year ends on November 30, 2013 and we would like to share our thoughts on the latest semi-annual period (from December 1, 2012 to May 31, 2013).

The MLP Debt and Infrastructure Fund produced a total return1 of (0.43%) for the six-month period, which was ahead of the (0.67%) performance of the Barclays Investment Grade Natural Gas Pipelines Index (the “Index”). Both the portfolio and Index were impacted by market fears that the Fed would begin to taper its bond-buying (QE) program. Prior to these pressures, the US bond markets were demonstrating modest but stable performance with higher quality non-investment grade issuers generally outperforming the investment grade names. The Fund invests in both investment grade and non-investment grade securities.

Relative to the Index, the Fund benefited from its exposure to some non-investment grade credits, a lower duration, and outperformance of a non-investment grade portfolio holding that was acquired by an investment grade credit (see Copano Energy LLC in Fund Review below).

Fund Review

Key contributors to the Oppenheimer SteelPath MLP Debt and Infrastructure Fund were the Copano Energy, LLC 7.125% 4/1/2021 and the Boardwalk Pipelines, LP 3.38%, 2/1/2023 debt issues.

Kinder Morgan (KMP) announced in late January it was purchasing Copano. The acquiring entity carries an investment-grade credit rating. Therefore, this issue benefited from expectations for the closing of the transaction, which occurred on May 1, 2013.

Over the six-month reporting period, Boardwalk consummated an approximate $350 million secondary equity offering helping to improve leverage metrics. Further, Boardwalk and Williams (WMB) announced a joint venture agreement to pursue the development of a natural gas liquids (NGL) pipeline that would connect the Marcellus and Utica Shales to the Gulf Coast. The new NGL pipeline would allow the partnership to re-purpose an underutilized natural gas pipeline, which may also provide the impetus for creating additional demand for its gathering and processing operations.

Key detractors to the Oppenheimer SteelPath MLP Debt and Infrastructure Fund were the Sunoco Logistics Partners, LP 6.1%, 2/15/2042 and the ONEOK, Inc. 4.25%, 2/1/2022 debt issues.

1
Total return reflects Index performance including the impact of distributions/dividends. Simple return reflects Index performance without including the impact of distributions/dividends. A simple return is also referred to as price return or price appreciation.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	3

In general, longer duration issues, such as the Sunoco Logistics (SXL) 2042, experienced the greatest price pressure over the period in response to the rising interest rate environment and fears rates could continue to rise. Subsequently, however, rate pressures appear to have eased as greater clarity concerning the Federal Reserve’s “tapering” plans have emerged.

The ONEOK issue was impacted by the broader interest rate environment and further pressured when the partnership provided disappointing 2013 guidance revisions in the wake of natural gas liquids (NGL) price weakness. We believe the company’s large slate of fee-based organic growth projects will significantly lower its exposure to commodity price changes as the projects reach completion.

Outlook

Though crude oil and NGL prices may disappoint the market in 2013, as production success could continue to outpace the logistical and industrial changes needed to spur demand, we remain confident in our outlook for midstream MLPs. We note both crude oil and NGL pricing could fall substantially while still supporting robust producer activity and volume growth to the benefit of energy infrastructure operators.

The opportunity set created by the macro trend of dramatic growth in domestic crude oil, natural gas, and NGL production volumes is widespread, robust and long-term in nature. We prefer to seek exposure to these dynamics through names with fee or fee-like exposure to this growth versus commodity price exposure as we believe such entities offer the most attractive risk-to-reward opportunity within the sector. We believe midstream fixed-income investors will benefit as these growth trends ultimately lead to improvements in scale and diversification which are generally credit positive over the long term.

Sincerely,

The OFI SteelPath Investment Committee

4	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

Top Holdings and Allocations

TOP TEN MASTER LIMITED PARTNERSHIP HOLDINGS

NuStar Logistics Lp, 7.65%, 4/15/18	6.84%
Sunoco Logistics Partners Operations LP, 6.10%, 2/15/42	6.60%
Oneok, Inc., 4.25%, 2/1/22	6.17%
Tennessee Gas Pipeline Co., LLC, 8.38%, 6/15/32	5.00%
El Paso Pipeline Partners Operating Co., LLC, 7.50%, 11/15/40	4.13%
Sunoco Logistics Partners Operations LP, 6.85%, 2/15/40	4.07%
Teekay Offshore Partners	3.93%
Spectra Energy Capital LLC, 6.75%, 2/15/32	3.49%
TransCanada Pipelines Ltd., 7.63%, 1/15/39	3.26%
DCP Midstream Operating Lp, 3.88%, 3/15/23	3.09%

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2013, and are based on the total market value of Investments.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	5

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPUX)	2/6/12	(0.43%)	2.88%	1.64%
Class C (MLPVX)	7/24/12	(0.82%)	NA	1.45%
Class Y (MLPWX)*	12/30/11	(0.26%)	3.16%	1.64%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 5/31/13

	Inception Date	6-Month	1-Year	Since Inception
Class A (MLPUX)	2/6/12	(6.20%)	(3.08%)	(2.84%)
Class C (MLPVX)	7/24/12	(1.80%)	NA	0.46%
Class Y (MLPWX)*	12/30/11	(0.26%)	3.16%	1.64%

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

STANDARDIZED YIELDS

For 30 Days Ended 5/31/2013

Class
Class A	3.17%
Class C	2.74%
Class Y*	3.85%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit steelpath.com or call 1.888.614.6614. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares.

6	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

Returns for periods of less than one year are cumulative and not annualized. Standardized yield is based on net investment income for the 30-day period ended 5/31/13 and the maximum offering price at the end of the period for Class A shares and net asset value for Class C and Class I shares. Each result is then compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to the performance of the Barclays U.S. Aggregate Bond Index, Lipper Equity Income Funds Index, the Barclays Investment Grade Natural Gas Pipelines Index, and the S&P 500 Index. The Barclays U.S. Aggregate Bond Index is an index which includes government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market. It is often used to represent investment grade bonds being traded in the United States. The Lipper Equity Income Funds Index includes the 30 largest equity income mutual funds tracked by Lipper, Inc. Returns include the reinvestment of distributions but do not consider sales charges. The Barclays Investment Grade Natural Gas Pipelines Index is the Pipelines component of the Barclays Investment Grade Natural Gas Index comprised of natural gas pipeline entities. The debt issues in the Index are publicly issued and investment grade with at least $250 million outstanding and at least one year to final maturity regardless of call features. The S&P 500 Index is an index of large-capitalization equity securities that is a measure of the general domestic stock market. The Fund has changed its broad-based indices from the Lipper Equity Income Funds Index and the S&P 500 Index to the Barclays U.S. Aggregate Bond Index, which it believes is a more appropriate measure of the Fund’s performance. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting steelpath.com, or calling 1.888.614.6614. Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	7

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $24.00 fee imposed annually on accounts valued at less than $10,000 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

Actual	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During 6 Months Ended May 31, 2013
Class A	$1,000.00	$995.70	$5.73
Class C	1,000.00	991.80	9.34
Class Y *	1,000.00	997.40	4.48

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.26	5.79
Class C	1,000.00	1,015.62	9.45
Class Y *	1,000.00	1,020.51	4.53

1.
Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2.	Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by 182/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended May 31, 2013 are as follows:

Class	Expense Ratios
Class A	1.15%
Class C	1.90
Class Y *	0.90

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements, if applicable.

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	9

STATEMENT OF INVESTMENTS May 31, 2013 / Unaudited

Description	Principal	Value
Debt Investments — 90.8%
Diversified — 23.0%
Enterprise Products Operating LLC:
5.70%, 2/15/42	63,000	$70,938
7.00%, 6/1/67 1	21,000	22,860
7.03%, 1/15/68 1	20,000	23,223
Kinder Morgan Finance Co. LLC, 5.70%, 1/5/16	93,000	101,699
ONEOK, Inc.:
4.25%, 2/1/22	207,000	215,592
6.88%, 9/30/28	18,000	21,635
6.00%, 6/15/35	61,000	66,770
Tennessee Gas Pipeline Co. LLC, 8.38%, 6/15/32	124,000	174,767
Williams Cos., Inc., 3.70%, 1/15/23	110,000	106,656
Total Diversified		804,140

Gathering/Processing — 19.1%
Access Midstream Partner, 6.13%, 7/15/22	65,000	69,875
Copano Energy LLC, 7.13%, 04/1/21	91,000	105,332
DCP Midstream LLC, 9.75%, 3/15/19 2	24,000	31,693
DCP Midstream Operating LP:
3.25%, 10/1/15	72,000	74,906
3.88%, 3/15/23	110,000	108,148
MarkWest Energy Partners LP:
6.50%, 8/15/21	42,000	45,675
6.25%, 6/15/22	41,000	44,485

Description	Principal	Value
Gathering/Processing — 19.1% (Continued)
Regency Energy Partners LP:
6.88%, 12/1/18	56,000	$60,340
6.50%, 7/15/21	64,000	69,600
Targa Resources Partners LP, 6.88%, 2/1/21	53,000	57,505
Total Gathering/Processing		667,559

Natural Gas Pipelines — 28.2%
Boardwalk Pipelines LP 3.38%, 2/1/23	47,000	45,265
DCP Midstream LLC, 8.13%, 8/16/30	69,000	88,346
El Paso Pipeline Partners Operating Co. LLC:
5.00%, 10/1/21	70,000	78,146
7.50%, 11/15/40	111,000	144,446
4.70%, 11/1/42	110,000	104,777
Energy Transfer Equity LP, 7.50%, 10/15/20	91,000	104,877
Spectra Energy Capital LLC:
3.30%, 3/15/23	100,000	97,662
6.75%, 2/15/32	103,000	122,083
TransCanada PipeLines Ltd.:
2.50%, 8/1/22	90,000	86,174
7.63%, 1/15/39	80,000	113,880
Total Natural Gas Pipelines		985,656

Petroleum Transportation — 20.5%
Enbridge Energy Partners LP, 7.50%, 4/15/38	84,000	105,684
NuStar Logistics LP, 7.65%, 4/15/18	211,000	239,242

10	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Description	Principal	Value
Petroleum Transportation — 20.5% (Continued)
Sunoco Logistics Partners Operations LP:
6.85%, 2/15/40	119,000	$142,299
6.10%, 2/15/42	208,000	230,762
Total Petroleum Transportation		717,987

Total Debt Investments
(identified cost $3,186,086)		3,175,342

Preferred Stock — 4.0%
Shipping — 4.0%
Teekay Offshore Partners
(identified cost $133,750)	5,350	137,227

Total Investments — 94.8%
(identified cost $3,319,836)		3,312,569
Other Assets In Excess of Liabilities — 5.2%		182,731
Net Assets — 100.0%		$3,495,300

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	11

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

LLC — Limited Liability Company

LP — Limited Partnership

1.	Variable rate security; the coupon rate represents the rate at May 31, 2013.

2.
Represents securities sold under Rule 144A which is exempt from registration under the Securities Act of 1933 as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees. The security amounted to $31,693, representing 0.91% of net assets of the Fund at May 31, 2013.

See accompanying Notes to Financial Statements.

12	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2013 / Unaudited

Assets
Investment Securities
At cost	$3,319,836
At fair value	3,312,569
Due from advisor	5,603
Receivable for investments sold	382,566
Receivable for capital stock sold	31,111
Interest receivable	46,737
Prepaid expenses	31,043
Total Assets	3,809,629

Liabilities
Bank overdraft	251,243
Legal, auditing, and other professional fees payable	16,014
Payable for 12b-1 fees, Class A	341
Payable for 12b-1 fees, Class C	549
Transfer Agent fees payable	11,648
Trustees’ fees payable	21,088
Other liabilities	13,446
Total Liabilities	314,329

Net Assets	$3,495,300

Composition of Net Assets
Paid-in capital	$3,476,293
Undistributed net investment income	24,530
Undistributed net realized gain on investments	1,744
Net unrealized depreciation on investments	(7,267)
Net Assets	$3,495,300

Net Asset Value, Offering Price and Redemption Proceeds Per Share ($0.001 Par Value, Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share	$10.03
Offering price per share	$10.64
Class C Shares:
Net asset value, offering price and redemption proceeds per share	$9.99
Class Y Shares: *
Net asset value, offering price and redemption proceeds per share	$10.04

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	13

STATEMENT OF ASSETS AND LIABILITIES Unaudited / (Continued)

Net Assets:
Class A Shares	$2,924,979
Class C Shares	386,683
Class Y Shares *	183,638
Total Net Assets	$3,495,300

Shares Outstanding:
Class A Shares	291,568
Class C Shares	38,719
Class Y Shares *	18,297
Total Shares Outstanding	348,584

*	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

14	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2013 / Unaudited

Investment Income
Interest Income	$96,024
Total investment income	96,024

Expenses
Investment advisory fee	17,882
Registration fees	30,237
Transfer agent fees	28,184
Trustees' fees	26,214
Administrative fees	24,930
Legal, auditing, and other professional fees	11,642
Printing and postage	8,835
Custody fees	6,376
12b-1 fees, Class A	5,251
12b-1 fees, Class C	958
CCO fees	132
Miscellaneous	4,406
Total expenses, before waivers	165,047
Less expense waivers	(138,721)
Net expenses	26,326

Net Investment Income	69,698

Realized and Unrealized gains/(losses)
Net Realized gains on investments
Investments	1,744
Change in Unrealized Depreciation:
Investments	(85,454)

Net realized and unrealized gains/losses on investments	(83,710)
Net decrease in net assets resulting from operations	$(14,012)

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	15

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (Unaudited)	For the Period Ended November 30, 2012 *
Operations
Net investment income	$69,698	$31,713
Net realized gains/losses on investments	1,744	—
Net change in unrealized appreciation on investments	(85,454)	78,187
Change in net assets resulting from operations	(14,012)	109,900

Distributions to Shareholders
Class A	(73,406)	—
Class C	(2,284)	—
Class Y **	(1,210)	—
Change in net assets resulting from capital share transactions	(76,900)	—

Beneficial Interest Transactions
Class A	(1,170,441)	4,074,319
Class C	348,235	44,210
Class Y **	(30,108)	210,097
Change in net assets resulting from capital share transactions	(852,314)	4,328,626
Change in net assets	(943,226)	4,438,526

Net Assets
Beginning of period	$4,438,526	$—
End of period	$3,495,300	$4,438,526

Undistributed net investment income	$24,530	$31,732

*	The Fund commenced operations on the close of business December 30, 2011.

**	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

16	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012 1
Per Share Operating Data
Net Asset Value, Beginning of Period	$10.25	$9.99
Income (loss) from investment operations:
Net investment income 2	0.16	0.19
Net realized and unrealized gain (loss)	(0.20)	0.07
Total from investment operations	(0.04)	0.26
Distributions to shareholders:
Dividends from net investment income	(0.18)	—
Net asset value, end of period	$10.03	$10.25

Total Return, at Net Asset Value 3	(0.43%)	2.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,925	$4,177
Gross expenses to average net assets 4	6.44%	13.85%
Net expenses to average net assets 4	1.15%	1.15%

Ratio of Investment Loss to Average Net Assets:
Net investment income to average net assets 4	3.14%	2.30%

Portfolio Turnover Rate	36%	0%

1.	Shares commenced operations at the close of business February 6, 2012
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	17

FINANCIAL HIGHLIGHTS (Continued)

Class C	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012 1
Per Share Operating Data
Net Asset Value, Beginning of Period	$10.24	$10.01
Loss from investment operations:
Net investment income gain 2	0.12	0.07
Net realized and unrealized gains	(0.20)	0.16
Total from investment operations	(0.08)	0.23
Dividends and distributions to shareholders:
Dividends from net investment income	(0.17)	—
Net asset value, end of period	$9.99	$10.24

Total Return, at Net Asset Value 3	(0.82%)	2.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$387	$45
Gross expenses to average net assets 4	15.71%	64.18%
Net expenses to average net assets 4	1.90%	1.90%

Ratio of Investment Loss to Average Net Assets:
Net investment income to average net assets 4	2.47%	2.01%

Portfolio Turnover Rate	36%	0%

1.	Shares commenced operations at the close of business July 24, 2012
2.	Per share amounts calculated based on average shares outstanding during the period.
3.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for less than full period.

See accompanying Notes to Financial Statements.

18	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

FINANCIAL HIGHLIGHTS (Continued)

Class Y 1	Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012 2
Per Share Operating Data
Net Asset Value, Beginning of Period	$10.26	$10.00
Loss from investment operations:
Net investment income gain 3	0.17	0.18
Net realized and unrealized gain/loss	(0.19)	0.08
Total from investment operations	(0.02)	0.26
Distributions to shareholders:
Dividends from net investment income	(0.20)	—
Net asset value, end of period	$10.04	$10.26

Total Return, at Net Asset Value 4	(0.26%)	2.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$183	$217
Gross expenses to average net assets 5	38.57%	66.82%
Net expenses to average net assets 5	0.90%	0.95%

Ratio of Investment Loss to Average Net Assets:
Net investment income to average net assets 5	3.42%	2.02%

Portfolio Turnover Rate	36%	0%

1.	Effective June 28, 2013, Class I shares were renamed Class Y shares. See Note 6 of the Notes to Financial Statements for additional information.
2.	The net asset value for the beginning of the period close of business December 30, 2011 (Commencement of Operations) through November 30, 2010 represents the initial contribution per share of $10.
3.	Per share amounts calculated based on average shares outstanding during the period.
4.
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for less than full period.

See accompanying Notes to Financial Statements.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	19

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer SteelPath MLP and Infrastructure Debt Fund (the “Fund”), a separate series of Oppenheimer SteelPath MLP Funds Trust, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to provide investors with current income and, as a secondary objective, capital appreciation. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”).

The Fund offers Class A, Class C, and Class Y shares (formerly Class I shares) for new purchase. Effective June 28, 2013, Class I shares were renamed Class Y shares. The former Class I shares are therefore referenced as Class Y shares throughout this report. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees.

The following is a summary of significant accounting policies consistently followed by the Fund.

Concentration Risk. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets in the debt securities of Master Limited Partnerships and energy infrastructure companies, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

20	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for three preceding fiscal reporting periods.

At November 30, 2012, the Fund had no capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2013 are noted on the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization financial statement unrealized gain or loss.

Total federal tax cost of securities	$3,319,836

Gross unrealized appreciation	$50,211
Gross unrealized depreciation	(57,478)

Net Unrealized Depreciation	$(7,267)

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	21

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and distributed quarterly for the Fund. Capital gains distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.015%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

22	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

1. Significant Accounting Policies (Continued)

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Adviser. The Adviser has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	23

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Adviser, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

24	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Adviser, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Adviser’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Adviser, when determining the fair value of a security. Fair value determinations by the Adviser are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Adviser, or its third party service provider who is subject to oversight by the Adviser, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	25

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

2. Securities Valuation (Continued)

2)
Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Adviser’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2013 based on valuation input level:

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Preferred Stock	$137,227	$—	$—	$137,227
Debt Investments*	—	3,175,342	—	3,175,342
Total Assets	$137,227	$3,175,342	$—	$3,312,569

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

The Fund did not hold any Level 3 securities during the six months ended May 31, 2013.

There have been no transfers between pricing levels for the Fund.

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

26	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2013		Period Ended November 30, 2012 1
	Shares	Amount	Shares	Amount
Class A
Sold	292,348	$2,987,672	437,602	$4,383,273
Dividends and/or distributions reinvested	7,047	71,603	—	(308,954)
Redeemed	(415,122)	(4,229,716)	(30,307)	(308,954)
Net increase	(115,727)	$(1,170,441)	407,295	$4,074,319

Class C
Sold	34,544	$350,136	4,361	$44,210
Dividends and/or distributions reinvested	198	1,998	—	—
Redeemed	(384)	(3,899)	—	—
Net increase	34,358	$348,235	4,361	$44,210

Class Y
Sold	14,715	$150,295	28,776	$286,188
Dividends and/or distributions reinvested	119	1,120	—	—
Redeemed	(17,704)	(181,613)	(7,609)	(76,091)
Net increase	(2,870)	$(30,108)	21,167	$210,097

1.	For the period from commencement of operations through November 30, 2012, for Class A, Class C, and Class Y shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$1,432,838	$1,869,269

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	27

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Net Assets up to $3 Billion	Net Assets Greater than $3 Billion and up to $5 Billion	Net Assets in Excess of $5 Billion
0.80%	0.78%	0.75%

The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 31, 2015, to the extent that a Fund’s total annual fund operating expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed a certain limit with respect to each class of the Fund. The Expense Limitation Agreement has the effect of capping the Infrastructure Debt Fund’s class A, C, and Y share classes at 1.15%, 1.90%, and 0.90% respectively. The Fund’s net expenses will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s net expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 31, 2015 with the approval of the Trust’s Board of Trustees.

The following table represents amounts eligible for recovery at May 31, 2013:

Eligible expense recoupment expiring:
November 30, 2015	$286,786
May 31, 2016	138,721

During the period ended May 31, 2013, the Advisor did not recoup any expenses.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

28	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

5. Fees and Other Transactions with Affiliates (Continued)

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under the plan. If the Class C plan is terminated by the Fund or by the shareholders, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plan at calendar quarter ends.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
May 31, 2013	$—	$53

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	29

NOTES TO FINANCIAL STATEMENTS Unaudited / (Continued)

6. Subsequent Event

Share Class Changes. Effective June 28, 2013 of the Fund, Class I shares were renamed Class Y shares. Class Y shares are sold at the net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans among others. Also on that date, the Fund began offering newly created to offer Class I shares, which are only available to eligible institutional investors.

30	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614 (ii) on the Fund’s website at steelpath.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.888.614.6614, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	31

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

Trustees and Officers	Sam Freedman, Trustee, Chairman of the Board of Trustees
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Stuart Cartner, Vice President
Gabriel Hammond, Vice President
Brian Watson, Vice President
Sean Wells, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Administrator/Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.

Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.

Legal Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OFI SteelPath, Inc. All rights reserved.

32	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

PRIVACY POLICY NOTICE

As a customer of OFI SteelPath, Inc., or one of its affiliates, you may share with us non-public, personal information that we may use to provide products or services to you or your business. We are committed to protecting the confidentiality of any non-public, personal information that we collect.

This document summarizes the actions we have taken to ensure the privacy of the information you provide. We encourage you to read this document carefully and to contact us if you have any questions.

Collection of Information

OFI SteelPath, Inc., collects personal information so that we may offer the highest quality products and services. The information we gather and the extent to which we use it will vary depending on the product or service involved. We collect information that helps serve your financial needs; provide high levels of customer service; develop and offer new products or services for our customers; and fulfill legal and regulatory requirements. This information may include, but is not limited to, name, age, address, Social Security number, annual income, and relevant third-party reports.

Safeguards to Protect Your Personal Information

OFI SteelPath, Inc., has implemented security standards and processes—including physical, electronic and procedural safeguards—intended to protect the non-public, personal information our customers have entrusted to us.

OFI SteelPath, Inc., limits access to non-public, personal information to employees, registered representatives or agents who need information to provide our customers with products or services. These individuals are trained to respect the confidentiality of your information and expected to protect this information from inappropriate access, disclosure, and modification.

Disclosure of Information

OFI SteelPath, Inc., may disclose non-public, personal information you provide, as required to conduct our business and as permitted or required by law. We may share your information with regulatory or law enforcement agencies, reinsurers and others, as permitted or required by law.

OFI SteelPath, Inc., reserves the right to share or exchange non-public, personal information with companies engaged to work with us, such as third-party administrators and vendors hired to effect, administer or enforce a transaction that you request or authorize; to develop or maintain software; to perform market research; or to provide us with demographic information to develop marketing plans. We require these companies to maintain the confidentiality of customer information and use it only for the purpose for which it was provided.

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	33

PRIVACY POLICY NOTICE (Continued)

OFI SteelPath, Inc., does not however, sell or share customer information with outside parties who want to market their products to you. We will not share non-public, personal information with third-party financial services entities, such as banks, credit unions, credit union service corporations, insurance companies, or securities broker-dealers, for purposes of joint marketing unless you direct us to, or unless we notify you first.

Further Information

If you have questions about our privacy policy, or if you would like to request information we have on file, please write to us at our primary office, OFI SteelPath, Inc. Two World Financial Center, New York, NY 10281-1008. Please provide your complete name and address. For more detailed information about our privacy policy, please email us at privacy@SteelPath.com or call at 303-738-3200.

Our Commitment to Privacy

In the financial services business, lasting relationships are built upon mutual respect and trust. With that in mind, we will review and revise our privacy policy and procedures at minimum once per year. If any provision of our privacy policy is found to be non-compliant, then that provision will be modified to reflect the appropriate state or federal requirement. If any modifications are made, all remaining provisions of this privacy policy will remain in effect. While our policy may change from time to time, you can always review our current policy online at www.SteelPath.com/privacypolicy.html.

34	OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

THIS PAGE INTENTIONALLY LEFT BLANK

OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND	35

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

P.O. Box 2175
Milwaukee, WI 53201
Toll Free **888.614.6614**
steelpath.com

The SteelPath funds are distributed by OppenheimerFunds Distributor, Inc.
© 2013 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1396.001.0513 July 22, 2013

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.  Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit.
Not applicable to semi-annual reports.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ William F. Glavin Jr.
By: William F. Glavin Jr.
Principal Executive Officer
Date	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ William F. Glavin Jr.
By: William F. Glavin Jr.
Principal Executive Officer
Date	July 9, 2013

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	July 9, 2013